UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23429

HOMESTEAD FUNDS TRUST

(Exact name of registrant as specified in charter)

4301 Wilson Boulevard

Arlington, VA 22203

(Address of principal executive offices - Zip code)

Danielle Sieverling

Homestead Funds Trust

4301 Wilson Boulevard

Arlington, VA 22203

(Name and address of agent for service)

Copies To:

Amy Ward Pershkow, Esq.

Vedder Price, P.C.

1401 New York Avenue

Washington, D.C. 20005

(Name and addresses of agent for service)

Registrant’s telephone number, including area code: 800-258-3030

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Report to Stockholders.

(a)	The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.

Intermediate Bond Fund

HOIBX

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the Intermediate Bond Fund ("Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.homesteadadvisers.com/fund-literature/. You can also request this information by contacting us at 800.258.3030.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediate Bond Fund	$83	0.80%

Management's Discussion of Fund Performance

The Fund returned 6.53% for the one-year period ended December 31, 2025, trailing its benchmark, the Bloomberg U.S. Aggregate Index, which returned 7.30%.

Key contributors to the Fund’s relative performance were its overweight allocations to financials as well as its exposure to asset-backed securities and collateralized mortgage obligations. In a year marked by heightened market volatility, income from coupon payments played a significant role in returns, and the Fund’s positioning in higher-income-generating sectors contributed positively to performance.

Detracting from performance were the Fund’s underweight positions in U.S. Treasuries, mortgage-backed securities, and sovereign securities, which lagged the Fund’s benchmark exposures during the period.

The team continued to actively manage the Fund’s duration and sector allocation relative to the benchmark. Duration positioning remained relatively neutral versus the benchmark, with targeted exposures across key rate durations in a year in which inflation remained above the Federal Reserve’s long-term target though continued to moderate. During the second half of the year, Federal Reserve rate cuts contributed to a steepening of the yield curve. From a sector perspective, the team reduced exposure to corporate bonds in the second half of the year as credit spreads tightened while also positioning the portfolio more defensively heading into 2026.

Fund Performance

The following graph compares the account values on December 31 of each year since the Fund's Inception on May 1, 2019 of a $10,000 initial investment in the Fund and a broad-based securites market index.

Growth of $10,000

	Intermediate Bond Fund	Bloomberg U.S. Aggregate Index
5/1/19	$10,000	$10,000
5/31/19	$10,117	$10,178
6/30/19	$10,254	$10,305
7/31/19	$10,290	$10,328
8/31/19	$10,505	$10,596
9/30/19	$10,459	$10,539
10/31/19	$10,473	$10,571
11/30/19	$10,468	$10,566
12/31/19	$10,469	$10,558
1/31/20	$10,669	$10,761
2/29/20	$10,827	$10,955
3/31/20	$10,697	$10,891
4/30/20	$10,915	$11,084
5/31/20	$11,010	$11,136
6/30/20	$11,127	$11,206
7/31/20	$11,305	$11,373
8/31/20	$11,237	$11,282
9/30/20	$11,210	$11,275
10/31/20	$11,162	$11,225
11/30/20	$11,342	$11,335
12/31/20	$11,379	$11,351
1/31/21	$11,308	$11,269
2/28/21	$11,173	$11,107
3/31/21	$11,039	$10,968
4/30/21	$11,136	$11,055
5/31/21	$11,169	$11,091
6/30/21	$11,287	$11,169
7/31/21	$11,383	$11,294
8/31/21	$11,373	$11,272
9/30/21	$11,278	$11,174
10/31/21	$11,268	$11,171
11/30/21	$11,281	$11,204
12/31/21	$11,251	$11,176
1/31/22	$11,028	$10,935
2/28/22	$10,892	$10,813
3/31/22	$10,586	$10,513
4/30/22	$10,194	$10,114
5/31/22	$10,210	$10,179
6/30/22	$10,055	$10,019
7/31/22	$10,265	$10,264
8/31/22	$10,004	$9,974
9/30/22	$9,613	$9,543
10/31/22	$9,482	$9,419
11/30/22	$9,809	$9,766
12/31/22	$9,746	$9,722
1/31/23	$10,074	$10,021
2/28/23	$9,836	$9,762
3/31/23	$10,080	$10,010
4/30/23	$10,150	$10,070
5/31/23	$10,044	$9,961
6/30/23	$10,005	$9,925
7/31/23	$10,011	$9,918
8/31/23	$9,951	$9,855
9/30/23	$9,714	$9,604
10/31/23	$9,543	$9,453
11/30/23	$9,976	$9,881
12/31/23	$10,364	$10,259
1/31/24	$10,372	$10,231
2/29/24	$10,221	$10,087
3/31/24	$10,320	$10,180
4/30/24	$10,079	$9,923
5/31/24	$10,247	$10,091
6/30/24	$10,325	$10,186
7/31/24	$10,564	$10,424
8/31/24	$10,711	$10,574
9/30/24	$10,859	$10,716
10/31/24	$10,614	$10,450
11/30/24	$10,715	$10,560
12/31/24	$10,539	$10,387
1/31/25	$10,595	$10,443
2/28/25	$10,815	$10,672
3/31/25	$10,802	$10,676
4/30/25	$10,813	$10,718
5/31/25	$10,752	$10,642
6/30/25	$10,905	$10,805
7/31/25	$10,892	$10,777
8/31/25	$11,022	$10,906
9/30/25	$11,128	$11,025
10/31/25	$11,186	$11,093
11/30/25	$11,267	$11,162
12/31/25	$11,227	$11,146

437771108

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AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Intermediate Bond Fund	6.53%	(0.27%)	1.75%
Bloomberg U.S. Aggregate Index	7.30%	(0.36%)	1.64%

The returns reflected in the above table and chart represent past performance, which is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.

To obtain the most recent month-end returns, please visit https://www.homesteadadvisers.com/homestead-funds/performance-prices/ or call 800.258.3030.

Key Fund Statistics

The following table reflects important key statistics as of December 31, 2025.

  Fund Net Assets$142,732,349
  Total Number of Portfolio Holdings254
  Portfolio Turnover183%
  Management Fees$831,124
  Weighted Average Maturity (Years)8.26

Graphical Representation of Holdings

The table below reflects the investment diversification of the Fund shown as a percentage of total net assets of the Fund.

SECURITY DIVERSIFICATION

U.S. Government & Agency Obligations	30.8%
Mortgage-Backed Securities	30.5%
Corporate Bonds	28.2%
Asset-Backed Securities	7.2%
Municipal Bonds	1.1%
Foreign Government Obligations	0.5%
Money Market FundFootnote Reference*	1.0%
Other Assets less Liabilities	0.7%
Total	100.0%
Footnote	Description
Footnote*	Represents investment in an unaffiliated U.S. government money market fund.

Availability of Additional Information

You can find additional information about the Fund such as its prospectus, financial information, holdings, statement of additional information and proxy voting information at https://www.homesteadadvisers.com/fund-literature/. You can also request this information free of charge by contacting us at 800.258.3030.

437771108

| 2

(b)	Not Applicable.

Item 2. Code of Ethics.

The Registrant has adopted a Senior Officer Code of Ethics, as defined in Item 2 of Form N-CSR, which applies to its principal executive officer, principal financial officer, principal accounting or controller, or persons performing similar functions. The Senior Officer Code of Ethics is available on the Registrant’s website at www.homesteadadvisers.com or without charge, upon request, by calling 1-800-258-3030. During the period covered by this report, no substantive amendments were approved or waivers were granted to the Senior Officer Code of Ethics.

Item 3. Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that Julie H. Dellinger, member of the Registrant’s audit committee, qualifies as an audit committee financial expert, as such term is defined in Instruction 2(b) to Item 3 of Form N-CSR. Ms. Dellinger is “independent” as such term is defined in paragraph (a)(2) of ltem 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees.

Fiscal Year 2024	$22,760
Fiscal Year 2025	$17,616

(b)	Audit-Related Fees.

Fiscal Year 2024	$0
Fiscal Year 2025	$0

(c)	Tax Fees.

Fiscal Year 2024	$0
Fiscal Year 2025	$0

(d)	All Other Fees.

Fiscal Year 2024	$0
Fiscal Year 2025	$0

(e)(1)	Audit Committee Pre-Approval Policies and Procedures.

The Registrant’s audit committee is directly responsible for approving the services to be provided by the principal accountant.

(e)(2)	Percentage of Services.

None of the services provided to the Registrant described in paragraphs (b)-(d) of Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2- 01 of Regulation S-X.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates.

The National Rural Electric Cooperative Association paid the Funds’ principal accountant $0 and $0 in 2025 and 2024, respectively, for consulting services. The National Rural Electric Cooperative Association is the parent company, hence a controlling entity of Homestead Advisers Corp., the investment adviser that provided ongoing services to the Registrant for each of its last two fiscal years.

(h)

The Registrant’s Audit Committee considered the provision of non-audit services, which were not approved by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, that the principal accountant rendered to the National Rural Electric Cooperative Association, a controlling entity of Homestead Advisers Corp., the investment adviser that provided ongoing services to the Registrant for each of its last two fiscal years. The Audit Committee determined that these services were compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)   The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7(a) of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The Registrant’s Financial Statements are attached herewith.

(b)   The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Financial Statements and
Other Information
December 31, 2025
Our Funds
Daily Income Fund (HDIXX)
Short-Term Government Securities Fund (HOSGX)
Short-Term Bond Fund (HOSBX)
Intermediate Bond Fund (HOIBX)
Stock Index Fund (HSTIX)
Value Fund (HOVLX)
Growth Fund (HNASX)
International Equity Fund (HISIX)
Small-Company Stock Fund (HSCSX)

Notes to Financial Statements	50
Other Tax Information	62
Changes In and Disagreements with Accountants	63
Proxy Disclosures	64
Renumeration Paid to Directors, Officers, and Others	65
Basis for the Board's Approval of Investment Advisory Contract	66
Appendix — S&P 500 Index Master Portfolio	72

Past performance does not guarantee future results.
Investors are advised to consider fund objectives, risks, charges and expenses before investing. The prospectus contains this and other information and should be read carefully before you invest. To obtain a prospectus, call 800.258.3030 or download a PDF at homesteadadvisers.com.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Homestead Funds, Inc. and the Board of Trustees of Homestead Funds Trust and Shareholders of Daily Income Fund, Short-Term Government Securities Fund, Short-Term Bond Fund, Stock Index Fund, Value Fund, Growth Fund, International Equity Fund, Small-Company Stock Fund, and Intermediate Bond Fund.
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of each of the funds listed in the table below (constituting Homestead Funds, Inc, and Homestead Funds Trust respectively) (hereafter collectively referred to as the "Funds") as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025, and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Fund
Daily Income Fund
Short-Term Government Securities Fund
Short-Term Bond Fund
Stock Index Fund
Value Fund
Growth Fund
International Equity Fund
Small-Company Stock Fund
Intermediate Bond Fund
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, accounting agent and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 25, 2026
We have served as the auditor of one or more investment companies in the Homestead Funds group of investment companies since 2001.

Portfolio of Investments
Daily Income Fund | December 31, 2025

U.S. Government & Agency Obligations | 43.9%
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Federal Farm Credit Banks Funding Corp. (a)	3.86%	01/12/26	$500,000	$500,000
Federal Farm Credit Banks Funding Corp. (a)	3.80	02/02/26	1,500,000	1,500,000
Federal Farm Credit Banks Funding Corp. (a)	3.80	02/12/26	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp. (a)	3.80	05/21/26	500,000	500,000
Federal Farm Credit Banks Funding Corp. (a)	3.81	06/03/26	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp. (a)	3.80	08/07/26	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp. (a)	3.85	08/26/26	500,000	500,000
Federal Farm Credit Banks Funding Corp. (a)	3.85	09/09/26	250,000	250,000
Federal Farm Credit Banks Funding Corp. (a)	3.85	10/15/26	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp. (a)	3.85	12/02/26	500,000	500,000
Federal Farm Credit Banks Funding Corp. (a)	3.78	12/07/26	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp. (a)	3.85	12/09/26	500,000	500,000
Federal Farm Credit Banks Funding Corp. (a)	3.85	12/30/26	500,000	500,000
Federal Farm Credit Banks Funding Corp. (a)	3.84	01/27/27	500,000	500,000
Federal Farm Credit Banks Funding Corp. (a)	3.84	02/03/27	500,000	500,000
Federal Farm Credit Banks Funding Corp. (a)	3.83	02/10/27	1,500,000	1,500,000
Federal Farm Credit Banks Funding Corp. (a)	3.79	03/11/27	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp. (a)	3.78	03/24/27	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp. (a)	3.82	05/13/27	1,500,000	1,500,000
Federal Farm Credit Banks Funding Corp. (a)	3.82	05/14/27	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp. (a)	3.84	09/02/27	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp. (a)	3.84	09/22/27	500,000	500,000
Federal Farm Credit Banks Funding Corp. (a)	3.80	09/28/27	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp. (a)	3.85	10/01/27	750,000	750,000
Federal Farm Credit Banks Funding Corp. (a)	3.79	10/08/27	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp. (a)	3.84	10/22/27	500,000	500,000
Federal Farm Credit Banks Funding Corp. (a)	3.79	11/23/27	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp. (a)	3.81	12/01/27	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp., Series 1 (a)	3.69	09/17/26	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp., Series 1 (a)	3.81	05/27/27	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp., Series 1 (a)	3.84	09/10/27	500,000	500,000
Federal Home Loan Bank Discount Notes (b)	0.00	02/05/26	1,000,000	996,160
Federal Home Loan Banks (a)	3.84	02/09/26	500,000	500,000
Federal Home Loan Banks (a)	3.73	06/18/26	1,500,000	1,500,000
Federal Home Loan Banks (a)	3.85	09/24/26	1,000,000	1,000,000
Federal Home Loan Banks (a)	3.82	07/16/27	1,000,000	1,000,000
Federal Home Loan Banks (a)	3.83	07/29/27	1,000,000	1,000,000
Federal Home Loan Mortgage Corp. (a)	3.81	02/09/26	1,500,000	1,500,000
Federal Home Loan Mortgage Corp. (a)	3.85	09/04/26	500,000	500,000
Federal Home Loan Mortgage Corp. (a)	3.85	10/29/26	500,000	500,000
Federal Home Loan Mortgage Corp. (a)	3.84	04/23/27	1,000,000	1,000,000
Federal Home Loan Mortgage Corp. (a)	3.85	10/14/27	1,000,000	1,000,000
Federal National Mortgage Association (a)	3.81	06/18/26	500,000	500,000
Federal National Mortgage Association (a)	3.85	08/21/26	1,500,000	1,500,000
Federal National Mortgage Association (a)	3.85	09/11/26	500,000	500,000
Federal National Mortgage Association (a)	3.85	10/23/26	1,500,000	1,500,000
Federal National Mortgage Association (a)	3.85	12/11/26	500,000	500,000
Federal National Mortgage Association (a)	3.97	11/05/27	1,000,000	1,002,503
Federal National Mortgage Association (a)	3.79	12/22/27	1,000,000	1,000,000
U.S. Treasury Bills	3.94	01/08/26	758,000	757,433
U.S. Treasury Bills	3.97	01/13/26	1,500,000	1,498,069
U.S. Treasury Bills	3.91	01/27/26	1,000,000	997,252
U.S. Treasury Bills	3.69	01/29/26	2,000,000	1,994,361
The accompanying notes are an integral part of these financial statements.
2    Portfolio of Investments

Portfolio of Investments | Daily Income Fund | December 31, 2025 | (Continued)
U.S. Government & Agency Obligations | 43.9% (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
U.S. Treasury Bills	2.80%	02/03/26	$4,000,000	$3,986,424
U.S. Treasury Bills	4.24	02/05/26	1,500,000	1,494,196
U.S. Treasury Bills	4.11	02/12/26	4,000,000	3,981,473
U.S. Treasury Bills	2.49	02/19/26	2,000,000	1,989,567
U.S. Treasury Bills	4.05	02/26/26	2,000,000	1,987,829
U.S. Treasury Bills	3.30	03/05/26	3,000,000	2,980,006
U.S. Treasury Bills	4.17	03/19/26	500,000	495,781
U.S. Treasury Bills	3.83	03/26/26	2,000,000	1,982,719
U.S. Treasury Bills	3.82	03/31/26	2,000,000	1,981,617
U.S. Treasury Bills	3.74	04/07/26	2,000,000	1,980,547
U.S. Treasury Bills	3.70	04/14/26	2,000,000	1,979,343
U.S. Treasury Bills	4.15	04/16/26	500,000	494,254
U.S. Treasury Bills	3.65	04/28/26	1,000,000	988,441
U.S. Treasury Bills	3.69	06/04/26	1,000,000	984,701
U.S. Treasury Bills	3.10	06/11/26	2,000,000	1,966,567
U.S. Treasury Bills	4.14	07/09/26	3,000,000	2,937,971
U.S. Treasury Bills	3.94	08/06/26	2,250,000	2,198,954
U.S. Treasury Floating Rate Notes (a)	3.76	04/30/27	1,000,000	1,000,185
U.S. Treasury Notes	0.75	04/30/26	1,500,000	1,484,514
U.S. Treasury Notes	4.13	06/15/26	2,000,000	2,000,409
U.S. Treasury Notes	4.63	06/30/26	2,500,000	2,505,374
U.S. Treasury Notes	4.50	07/15/26	500,000	501,546
U.S. Treasury Notes	4.38	07/31/26	1,000,000	1,002,931
Total U.S. Government & Agency Obligations (Cost $95,151,127)				95,151,127

Money Market Fund | 0.5%
		Shares
State Street Institutional U.S. Government Money Market Fund, Premier Class (c)	3.74	1,112,887	1,112,887
Total Money Market Fund (Cost $1,112,887)			1,112,887

Repurchase Agreements | 55.4%
			Face Amount
Banco Santander SA, dated 12/31/2025, repurchase value $20,014,700, (collateralized by agency collateralized mortgage obligation, agency debentures and agency strips, agency mortgage-backed securities and U.S. Treasury obligation at $20,404,296, 1.25%-7.00%, 09/30/2028-03/15/2067)	3.78	01/07/26	20,000,000	20,000,000
BNP Paribas Fortis SA, dated 12/31/2025, repurchase value $20,010,500, (collateralized by agency collateralized mortgage obligation, agency debentures and agency strips and agency mortgage-backed securities at $20,404,284, 1.50%-7.50%, 04/01/2029-12/25/2055)	3.78	01/05/26	20,000,000	20,000,000
Credit Agricole Corporate & Investment Bank SA, dated 12/31/2025, repurchase value $20,014,581, (collateralized by agency mortgage-backed securities at $20,404,251, 4.28%-4.29%, 10/01/2032-11/01/2032)	3.75	01/07/26	20,000,000	20,000,000
ING Financial Market LLC, dated 12/26/2025, repurchase value $20,014,623, (collateralized by U.S. Treasury obligation at $20,400,005, 0.00%-5.00%, 01/08/2026-02/15/2055)	3.76	01/02/26	20,000,000	20,000,000
The accompanying notes are an integral part of these financial statements.
Portfolio of Investments    3

Portfolio of Investments | Daily Income Fund | December 31, 2025 | (Continued)
Repurchase Agreements | 55.4% (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
RBC Dominion Securities, Inc., dated 08/28/2025, repurchase value $2,070,950, (collateralized by U.S. Treasury obligation at $2,067,899, 0.13%-4.63%, 07/15/2027-05/15/2052)	3.87%	07/24/26	$2,000,000	$2,000,000
RBC Dominion Securities, Inc., dated 12/29/2025, repurchase value $18,013,230, (collateralized by agency collateralized mortgage obligation, agency debentures and agency strips, agency mortgage-backed securities and U.S. Treasury obligation at $18,367,712, 1.25%-7.00%, 09/30/2028-02/20/2065)	3.78	01/05/26	18,000,000	18,000,000
Toronto-Dominion Bank, dated 12/31/2025, repurchase value $20,014,700, (collateralized by agency collateralized mortgage obligation at $20,414,994, 1.60%-3.51%, 10/25/2026-06/25/2029)	3.78	01/07/26	20,000,000	20,000,000
Total Repurchase Agreements (Cost $120,000,000)				120,000,000
Total Investments in Securities (Cost $216,264,014) | 99.8%				$216,264,014
Other Assets less Liabilities 0.2%				508,777
Net Assets 100.0%				$216,772,791

(a)	Variable coupon rate as of December 31, 2025.
(b)	Zero coupon rate, purchased at a discount.
(c)	7-day yield at December 31, 2025.
The accompanying notes are an integral part of these financial statements.
4    Portfolio of Investments

Portfolio of Investments
Short-Term Government Securities Fund | December 31, 2025

U.S. Government & Agency Obligations | 64.1%
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Export-Import Bank of the U.S.	2.63%	04/29/26	$20,833	$20,764
Export-Import Bank of the U.S.	2.33	01/14/27	56,250	54,982
Export-Import Bank of the U.S.	2.37	03/19/27	149,699	147,674
Federal Farm Credit Banks Funding Corp.	2.25	01/14/30	150,000	141,463
U.S. Department of Housing & Urban Development, Series 0620	5.77	08/01/26	46,000	46,070
U.S. International Development Finance Corp., Series AA-1 (a)	0.00	01/17/26	700,000	804,681
U.S. International Development Finance Corp., Series 1	1.11	05/15/29	500,000	474,024
U.S. International Development Finance Corp., Series 1	2.36	10/15/29	1,002,754	972,268
U.S. International Development Finance Corp., Series 3	1.05	10/15/29	1,002,754	948,558
U.S. International Development Finance Corp., Series 3	1.24	08/15/31	932,432	859,595
U.S. Treasury Floating Rate Notes (b)	3.73	07/31/27	650,000	650,375
U.S. Treasury Notes	3.88	03/31/27	5,945,000	5,970,777
U.S. Treasury Notes	3.38	11/30/27	3,750,000	3,742,822
U.S. Treasury Notes	3.50	11/15/28	17,836,000	17,816,492
U.S. Treasury Notes	3.63	10/31/30	6,280,000	6,253,506
U.S. Treasury Notes	3.50	11/30/30	230,000	227,682
Total U.S. Government & Agency Obligations (Cost $39,229,242)				39,131,733

Mortgage-Backed Securities | 23.3%

Federal Home Loan Mortgage Corp., Series 2025-HQA1, Class A1 (b)(c)	4.82	02/25/45	58,750	58,712
Government National Mortgage Association, Pool 786428	4.00	06/20/52	841,952	794,131
Government National Mortgage Association, Pool 786576	4.50	09/20/52	172,099	168,558
Government National Mortgage Association, Pool 786948	7.00	09/20/53	77,924	80,306
Government National Mortgage Association, Pool 787194	7.50	12/20/53	36,452	37,206
Government National Mortgage Association, Pool 787238	7.50	02/20/54	85,438	88,457
Government National Mortgage Association, Pool 787291	7.50	03/20/54	286,338	296,455
Government National Mortgage Association, Pool 787343	7.50	04/20/54	132,250	136,923
Government National Mortgage Association, Pool CK0445	4.00	02/15/52	265,746	252,733
Government National Mortgage Association, Pool CV1215	7.00	07/20/53	18,771	19,334
Government National Mortgage Association, Pool CW8493	8.00	11/20/53	18,547	19,576
Government National Mortgage Association, Pool CW8495	7.50	11/20/53	24,113	24,966
Government National Mortgage Association, Pool CZ5438	7.00	01/20/54	61,715	63,601
Government National Mortgage Association, Pool MA8017	2.50	05/20/37	446,262	419,220
Government National Mortgage Association, Pool MA8880	6.00	05/20/53	56,333	57,757
Government National Mortgage Association, Pool MA8917	5.00	06/20/38	308,400	313,109
Government National Mortgage Association REMICS, Series 2014-125, Class B (b)	2.90	11/16/54	704,546	656,227
Government National Mortgage Association REMICS, Series 2021-8, Class CT	1.00	01/20/50	410,224	322,522
Government National Mortgage Association REMICS, Series 2022-177, Class JA	5.00	05/20/48	906,443	909,901
Government National Mortgage Association REMICS, Series 2023-128, Class BA	5.75	08/20/47	335,004	337,456
Government National Mortgage Association REMICS, Series 2023-22, Class EA	5.00	09/20/49	338,146	338,082
Government National Mortgage Association REMICS, Series 2023-22, Class EC	5.00	01/20/51	308,623	309,430
Government National Mortgage Association REMICS, Series 2023-4, Class GA	5.00	07/20/49	251,731	252,536
Government National Mortgage Association REMICS, Series 2023-59, Class KA	5.00	11/20/41	239,217	238,946
The accompanying notes are an integral part of these financial statements.
Portfolio of Investments    5

Portfolio of Investments | Short-Term Government Securities Fund | December 31, 2025 | (Continued)
Mortgage-Backed Securities | 23.3% (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Government National Mortgage Association REMICS, Series 2023-84, Class KA	5.50%	06/20/42	$141,375	$142,161
Government National Mortgage Association REMICS, Series 2024-1, Class TA	5.50	08/20/48	302,933	303,982
Government National Mortgage Association REMICS, Series 2024-103, Class CH	4.50	06/20/54	676,199	670,958
Government National Mortgage Association REMICS, Series 2024-11, Class AB	5.00	09/20/50	215,343	215,118
Government National Mortgage Association REMICS, Series 2024-110, Class QA	4.50	07/20/50	681,360	680,327
Government National Mortgage Association REMICS, Series 2024-114, Class BA	5.00	08/20/51	406,130	408,189
Government National Mortgage Association REMICS, Series 2024-43, Class CE	5.50	08/20/48	430,696	431,172
Government National Mortgage Association REMICS, Series 2024-51, Class EC	5.00	04/20/62	62,932	62,972
Government National Mortgage Association REMICS, Series 2024-59, Class E	5.50	01/20/51	446,847	451,356
Government National Mortgage Association REMICS, Series 2024-79, Class GA	4.00	01/20/49	771,740	765,590
Government National Mortgage Association REMICS, Series 2025-139, Class EJ	4.75	08/20/55	545,740	544,682
Government National Mortgage Association REMICS, Series 2025-25, Class PJ	4.50	02/20/54	600,728	593,058
Government National Mortgage Association REMICS, Series 2025-28, Class N	5.00	08/20/53	729,590	734,028
Government National Mortgage Association REMICS, Series 2025-29, Class CG	5.00	03/20/54	472,792	477,236
Government National Mortgage Association REMICS, Series 2025-89, Class EC	5.00	11/20/53	590,965	595,992
Government National Mortgage Association REMICS, Series 2025-89, Class QE	5.25	05/20/55	975,006	992,761
Total Mortgage-Backed Securities (Cost $14,188,171)				14,265,726

Corporate Bonds | 6.0%

Consumer, Cyclical | 0.2%
United Airlines Pass-Through Trust, Series 2019-2, Class AA	2.70	11/01/33	146,273	134,246
Energy | 1.2%
Reliance Industries Ltd. (d)	1.87	01/15/26	348,421	348,069
Reliance Industries Ltd. (d)	2.06	01/15/26	270,400	270,140
Reliance Industries Ltd., Series 16-3 (d)	2.44	01/15/26	109,474	109,391
Total Energy				727,600
Financials | 3.4%
American Express Co. (b)	5.10	02/16/28	200,000	202,323
Athene Global Funding (c)	5.58	01/09/29	200,000	205,445
Capital One NA	4.65	09/13/28	250,000	253,688
CES MU2 LLC (d)	1.99	05/13/27	509,815	501,332
Goldman Sachs Group, Inc. (b)	5.22	04/23/31	200,000	206,569
HNA 2015 LLC (d)	2.29	06/30/27	75,023	73,689
HNA 2015 LLC (d)	2.37	09/18/27	48,975	47,826
The accompanying notes are an integral part of these financial statements.
6    Portfolio of Investments

Portfolio of Investments | Short-Term Government Securities Fund | December 31, 2025 | (Continued)
Corporate Bonds | 6.0% (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Financials | 3.4% (Continued)
Morgan Stanley (b)	5.16%	04/20/29	$250,000	$255,627
Salmon River Export LLC (d)	2.19	09/15/26	91,098	90,017
Sandalwood LLC (d)	2.82	02/12/26	21,960	21,935
Wells Fargo & Co. (b)	5.57	07/25/29	200,000	207,175
Total Financials				2,065,626
Utilities | 1.2%
American Water Capital Corp.	2.80	05/01/30	200,000	189,586
FirstEnergy Pennsylvania Electric Co. (c)	5.20	04/01/28	150,000	153,143
PacifiCorp	5.10	02/15/29	200,000	204,093
Southern California Edison Co., Series B	3.65	03/01/28	200,000	197,692
Total Utilities				744,514
Total Corporate Bonds (Cost $3,634,826)				3,671,986

Asset-Backed Securities | 4.2%

Affirm Master Trust, Series 2025-1A, Class A (c)	4.99	02/15/33	200,000	201,990
Avant Loans Funding Trust, Series 2025-REV1, Class A (c)	5.12	05/15/34	150,000	150,721
Chase Auto Owner Trust, Series 2024-2A, Class A3 (c)	5.52	06/25/29	134,121	135,988
Consumer Portfolio Services Auto Trust, Series 2025-A, Class B (c)	5.02	07/16/29	120,000	120,775
Frontier Issuer LLC, Series 2023-1, Class A2 (c)	6.60	08/20/53	450,000	454,123
GLS Auto Select Receivables Trust, Series 2024-1A, Class A2 (c)	5.24	03/15/30	92,714	93,331
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2 (c)	4.71	04/15/30	114,755	115,604
Gracie Point International Funding LLC, Series 2023-2A, Class A (b)(c)	6.45	03/01/27	8,371	8,379
Gracie Point International Funding LLC, Series 2025-1A, Class B (b)(c)	6.02	08/15/28	150,000	150,006
Progress Residential Trust, Series 2025-SFR1, Class B (c)	3.65	02/17/42	100,000	95,777
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3	5.25	04/17/28	15,858	15,869
SoFi Consumer Loan Program Trust, Series 2025-1, Class B (c)	5.12	02/27/34	200,000	202,210
Subway Funding LLC, Series 2024-1A, Class A2I (c)	6.03	07/30/54	148,500	150,541
Toyota Lease Owner Trust, Series 2025-A, Class A3 (c)	4.75	02/22/28	250,000	252,390
Tricon Residential Trust, Series 2024-SFR4, Class A (c)	4.30	11/17/41	99,217	98,598
Verizon Master Trust, Series 2025-1, Class B	4.94	01/21/31	122,000	123,891
Volkswagen Auto Loan Enhanced Trust, Series 2024-1, Class A3	4.63	07/20/29	150,000	151,859
Westgate Resorts LLC, Series 2022-1A, Class B (c)	2.29	08/20/36	28,330	28,119
Total Asset-Backed Securities (Cost $2,505,460)				2,550,171
The accompanying notes are an integral part of these financial statements.
Portfolio of Investments    7

Portfolio of Investments | Short-Term Government Securities Fund | December 31, 2025 | (Continued)

Money Market Fund | 2.0%
	Interest Rate / Yield	Shares	Value
State Street Institutional U.S. Government Money Market Fund, Premier Class (e)	3.74%	1,199,358	$1,199,358
Total Money Market Fund (Cost $1,199,358)			1,199,358
Total Investments in Securities (Cost $60,757,057) | 99.6%			$60,818,974
Other Assets less Liabilities 0.4%			253,032
Net Assets 100.0%			$61,072,006

(a)	Zero coupon rate, purchased at a discount.
(b)	Variable coupon rate as of December 31, 2025.
(c)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $2,675,852 and represents 4.4% of total net assets.

(d)	Guaranteed by Export-Import Bank of the United States.
(e)	7-day yield at December 31, 2025.

REMICS	- Real Estate Mortgage Investment Conduits
The accompanying notes are an integral part of these financial statements.
8    Portfolio of Investments

Portfolio of Investments
Short-Term Bond Fund | December 31, 2025

Corporate Bonds | 38.8%
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Basic Materials | 0.3%
Glencore Funding LLC (a)	4.91%	04/01/28	$1,325,000	$1,347,058
Communications | 0.1%
Comcast Corp.	4.55	01/15/29	500,000	507,357
Consumer, Cyclical | 8.4%
American Airlines Pass-Through Trust, Series 2015-2, Class AA	3.60	03/22/29	2,147,417	2,126,515
American Airlines Pass-Through Trust, Series 2021-1, Class B	3.95	01/11/32	730,000	704,073
Daimler Truck Finance North America LLC (a)	5.13	09/25/27	1,110,000	1,127,788
Daimler Truck Finance North America LLC (a)	4.95	01/13/28	3,100,000	3,145,708
Daimler Truck Finance North America LLC (a)	5.13	09/25/29	890,000	913,009
Delta Air Lines, Inc./SkyMiles IP Ltd. (a)	4.75	10/20/28	3,000,000	3,018,219
Ford Motor Credit Co. LLC	2.90	02/10/29	883,000	829,798
General Motors Financial Co., Inc.	5.35	01/07/30	3,100,000	3,200,976
Hyundai Capital America (a)	5.30	03/19/27	745,000	755,492
Hyundai Capital America (a)	4.30	09/24/27	1,160,000	1,163,293
Hyundai Capital America (a)	5.00	01/07/28	2,210,000	2,243,682
Hyundai Capital America (a)	5.60	03/30/28	1,035,000	1,064,443
Hyundai Capital America (a)	5.35	03/19/29	465,000	478,380
Hyundai Capital America (a)	5.80	04/01/30	1,360,000	1,425,049
Hyundai Capital Services, Inc. (a)	5.13	02/05/27	2,305,000	2,327,613
Hyundai Capital Services, Inc. (a)	5.25	01/22/28	1,540,000	1,571,901
LG Energy Solution Ltd. (a)	5.25	04/02/28	1,325,000	1,349,762
Magna International, Inc.	5.05	03/14/29	2,215,000	2,275,610
Toyota Motor Credit Corp.	4.55	08/09/29	440,000	447,145
United Airlines Pass-Through Trust, Series 2019-2, Class AA	2.70	11/01/33	2,874,255	2,637,933
Volkswagen Group of America Finance LLC (a)	5.30	03/22/27	930,000	941,416
Volkswagen Group of America Finance LLC (a)	4.85	08/15/27	440,000	444,185
Volkswagen Group of America Finance LLC (a)	5.25	03/22/29	1,395,000	1,424,688
Total Consumer, Cyclical				35,616,678
Consumer, Non-cyclical | 3.0%
AbbVie, Inc.	4.80	03/15/29	455,000	466,161
Astrazeneca Finance LLC	4.85	02/26/29	1,365,000	1,401,466
Bayer U.S. Finance LLC (a)	6.25	01/21/29	1,144,000	1,202,573
Bimbo Bakeries USA, Inc. (a)	6.05	01/15/29	695,000	726,607
ERAC USA Finance LLC (a)	4.60	05/01/28	925,000	937,104
HCA, Inc.	5.00	03/01/28	445,000	453,294
Pfizer Investment Enterprises Pte. Ltd.	4.45	05/19/28	885,000	896,734
Philip Morris International, Inc.	5.13	11/17/27	805,000	822,406
Philip Morris International, Inc.	4.88	02/15/28	1,060,000	1,080,347
Philip Morris International, Inc.	1.75	11/01/30	1,820,000	1,621,455
Roche Holdings, Inc. (a)	5.34	11/13/28	2,536,000	2,635,119
Solventum Corp.	5.40	03/01/29	355,000	367,666
Total Consumer, Non-cyclical				12,610,932
Energy | 2.5%
Energy Transfer LP	5.20	04/01/30	1,330,000	1,369,932
Enterprise Products Operating LLC	4.30	06/20/28	1,335,000	1,346,452
Phillips 66 Co.	4.95	12/01/27	1,780,000	1,808,373
Plains All American Pipeline LP/PAA Finance Corp.	4.70	01/15/31	1,325,000	1,332,471
The accompanying notes are an integral part of these financial statements.
Portfolio of Investments    9

Portfolio of Investments | Short-Term Bond Fund | December 31, 2025 | (Continued)
Corporate Bonds | 38.8% (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Energy | 2.5% (Continued)
Reliance Industries Ltd. (b)	1.87%	01/15/26	$158,474	$158,314
Saudi Arabian Oil Co. (a)	4.75	06/02/30	2,235,000	2,264,176
Targa Resources Corp.	4.90	09/15/30	440,000	448,309
Valero Energy Corp.	5.15	02/15/30	1,095,000	1,126,896
Var Energi ASA (a)	7.50	01/15/28	595,000	630,087
Total Energy				10,485,010
Financials | 17.4%
American Express Co. (c)	5.10	02/16/28	1,750,000	1,770,327
Athene Global Funding (a)	5.58	01/09/29	2,765,000	2,840,275
Athene Global Funding (a)	5.38	01/07/30	820,000	838,398
Avolon Holdings Funding Ltd. (a)	2.75	02/21/28	1,832,000	1,774,164
Banco Bilbao Vizcaya Argentaria SA	5.38	03/13/29	1,400,000	1,451,148
Bank of America Corp. (c)	4.98	01/24/29	1,455,000	1,482,228
Bank of Montreal (c)	5.00	01/27/29	1,345,000	1,370,483
Bank of New Zealand (a)(c)	5.70	01/28/35	2,245,000	2,316,130
Barclays PLC (c)	5.67	03/12/28	1,360,000	1,384,219
Barclays PLC (c)	5.09	02/25/29	2,165,000	2,206,329
Barclays PLC (c)	5.37	02/25/31	1,325,000	1,369,479
Capital One Financial Corp. (c)	4.49	09/11/31	1,765,000	1,762,411
Capital One NA (c)	5.97	08/09/28	1,080,000	1,122,106
Capital One NA	4.65	09/13/28	1,110,000	1,126,373
Citigroup, Inc. (c)	5.17	02/13/30	4,505,000	4,622,811
Corebridge Global Funding (a)	4.90	01/07/28	440,000	447,161
Danske Bank AS (a)(c)	5.02	03/04/31	1,320,000	1,348,050
Fifth Third Bancorp (c)	6.34	07/27/29	1,000,000	1,053,122
Goldman Sachs Group, Inc. (c)	4.22	05/01/29	3,750,000	3,757,802
Goldman Sachs Group, Inc. (c)	5.73	04/25/30	1,340,000	1,399,927
Goldman Sachs Group, Inc. (c)	5.21	01/28/31	885,000	913,892
Goldman Sachs Group, Inc. (c)	5.22	04/23/31	795,000	821,114
HSBC Holdings PLC (c)	5.24	05/13/31	1,080,000	1,112,699
Huntington National Bank (c)	4.87	04/12/28	890,000	897,344
ING Groep NV (c)	5.34	03/19/30	1,065,000	1,098,565
JPMorgan Chase & Co. (c)	6.09	10/23/29	820,000	863,706
JPMorgan Chase & Co. (c)	5.14	01/24/31	1,095,000	1,131,785
JPMorgan Chase & Co. (c)	5.10	04/22/31	440,000	454,290
M&T Bank Corp. (c)	4.83	01/16/29	440,000	446,994
M&T Bank Corp. (c)	7.41	10/30/29	1,800,000	1,952,846
M&T Bank Corp. (c)	5.18	07/08/31	440,000	451,715
Manufacturers & Traders Trust Co. (c)	4.76	07/06/28	1,320,000	1,331,984
Morgan Stanley (c)	5.16	04/20/29	2,340,000	2,392,672
Morgan Stanley (c)	5.23	01/15/31	660,000	680,782
Nationwide Building Society (a)(c)	2.97	02/16/28	1,500,000	1,481,760
PNC Financial Services Group, Inc. (c)	5.58	06/12/29	465,000	482,261
PNC Financial Services Group, Inc. (c)	5.22	01/29/31	885,000	915,689
Principal Life Global Funding II (a)	4.25	08/18/28	880,000	883,102
Regions Financial Corp. (c)	5.72	06/06/30	1,090,000	1,136,354
RGA Global Funding (a)	6.00	11/21/28	1,136,000	1,191,339
Santander Holdings USA, Inc. (c)	5.47	03/20/29	875,000	894,197
Santander U.K. Group Holdings PLC (c)	6.53	01/10/29	1,005,000	1,049,998
Societe Generale SA (a)(c)	5.52	01/19/28	1,155,000	1,169,652
The accompanying notes are an integral part of these financial statements.
10    Portfolio of Investments

Portfolio of Investments | Short-Term Bond Fund | December 31, 2025 | (Continued)
Corporate Bonds | 38.8% (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Financials | 17.4% (Continued)
Societe Generale SA (a)(c)	5.25%	05/22/29	$445,000	$453,957
Societe Generale SA (a)(c)	5.63	01/19/30	455,000	469,374
Standard Chartered PLC (a)(c)	5.55	01/21/29	440,000	451,475
Toronto-Dominion Bank (c)	5.15	09/10/34	2,220,000	2,256,517
Truist Financial Corp. (c)	5.44	01/24/30	2,440,000	2,526,210
Wells Fargo & Co. (c)	4.97	04/23/29	1,075,000	1,095,010
Wells Fargo & Co. (c)	5.57	07/25/29	5,090,000	5,272,613
Wells Fargo & Co. (c)	6.30	10/23/29	465,000	491,316
Wells Fargo & Co. (c)	5.24	01/24/31	875,000	906,080
Wells Fargo & Co. (c)	2.57	02/11/31	1,421,000	1,327,192
Total Financials				74,447,427
Industrials | 1.1%
Avnet, Inc.	6.25	03/15/28	610,000	631,776
BNSF Railway Co. Pass-Through Trust, Series 2015-1 (a)	3.44	06/16/28	663,505	650,874
Boeing Co.	6.26	05/01/27	225,000	230,854
Boeing Co.	6.30	05/01/29	225,000	238,826
Federal Express Corp. Pass-Through Trust, Series 2020-1	1.88	08/20/35	1,860,165	1,622,966
John Deere Capital Corp.	4.95	07/14/28	915,000	939,639
Regal Rexnord Corp.	6.05	04/15/28	460,000	475,853
Total Industrial				4,790,788
Technology | 0.6%
Micron Technology, Inc.	5.33	02/06/29	2,210,000	2,278,708
Oracle Corp.	4.80	08/03/28	440,000	442,190
Total Technology				2,720,898
Utilities | 5.4%
American Water Capital Corp.	2.80	05/01/30	2,830,000	2,682,638
CenterPoint Energy Houston Electric LLC	5.20	10/01/28	1,850,000	1,910,021
Consumers Energy Co.	4.60	05/30/29	456,000	463,406
Electricite de France SA (a)	5.70	05/23/28	500,000	516,655
Electricite de France SA (a)	5.65	04/22/29	2,230,000	2,321,800
Enel Finance International NV (a)	5.13	06/26/29	445,000	456,350
FirstEnergy Pennsylvania Electric Co. (a)	5.20	04/01/28	1,330,000	1,357,870
NextEra Energy Capital Holdings, Inc.	4.85	02/04/28	440,000	448,060
OGE Energy Corp.	5.45	05/15/29	445,000	460,890
Pacific Gas & Electric Co.	4.55	07/01/30	1,390,000	1,384,028
PacifiCorp	5.10	02/15/29	2,305,000	2,352,168
PSEG Power LLC (a)	5.20	05/15/30	2,275,000	2,326,708
San Diego Gas & Electric Co.	4.95	08/15/28	1,400,000	1,434,799
Snam SpA (a)	5.00	05/28/30	1,775,000	1,807,877
Southern California Edison Co.	5.30	03/01/28	440,000	449,266
Southern California Edison Co., Series B	3.65	03/01/28	2,160,000	2,135,079
Wisconsin Electric Power Co.	5.00	05/15/29	445,000	458,671
Total Utilities				22,966,286
Total Corporate Bonds (Cost $161,648,122)				165,492,434
The accompanying notes are an integral part of these financial statements.
Portfolio of Investments    11

Portfolio of Investments | Short-Term Bond Fund | December 31, 2025 | (Continued)

U.S. Government & Agency Obligations | 34.5%
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Federal Farm Credit Banks Funding Corp.	2.25%	01/14/30	$1,423,000	$1,342,015
U.S. International Development Finance Corp., Series 1	2.36	10/15/29	423,664	410,783
U.S. International Development Finance Corp., Series 3	1.05	10/15/29	609,173	576,249
U.S. Treasury Notes	3.88	03/31/27	6,554,000	6,582,418
U.S. Treasury Notes	3.38	11/30/27	40,589,000	40,511,310
U.S. Treasury Notes	3.50	11/15/28	72,094,000	72,015,147
U.S. Treasury Notes	3.63	10/31/30	23,750,000	23,649,805
U.S. Treasury Notes	3.50	11/30/30	2,030,000	2,009,542
Total U.S. Government & Agency Obligations (Cost $147,211,791)				147,097,269

Mortgage-Backed Securities | 13.0%

Federal Home Loan Mortgage Corp., Pool 780754 (c)	6.25	08/01/33	140	144
Federal Home Loan Mortgage Corp., Series 2025-HQA1, Class A1 (a)(c)	4.82	02/25/45	508,188	507,861
Federal National Mortgage Association, Pool 813842 (c)	6.09	01/01/35	1,211	1,242
Government National Mortgage Association, Pool 786576	4.50	09/20/52	843,287	825,932
Government National Mortgage Association, Pool 787194	7.50	12/20/53	150,911	154,035
Government National Mortgage Association, Pool 787238	7.50	02/20/54	194,372	201,240
Government National Mortgage Association, Pool 787291	7.50	03/20/54	660,867	684,217
Government National Mortgage Association, Pool 787343	7.50	04/20/54	255,683	264,717
Government National Mortgage Association, Pool CK0445	4.00	02/15/52	1,863,542	1,772,287
Government National Mortgage Association, Pool CV1215	7.00	07/20/53	128,315	132,163
Government National Mortgage Association, Pool CW8493	8.00	11/20/53	46,136	48,695
Government National Mortgage Association, Pool CW8494	7.50	11/20/53	104,320	108,012
Government National Mortgage Association, Pool CW8495	7.50	11/20/53	57,389	59,420
Government National Mortgage Association, Pool CZ5438	7.00	01/20/54	123,477	127,251
Government National Mortgage Association, Pool MA8017	2.50	05/20/37	1,103,755	1,036,871
Government National Mortgage Association, Pool MA8917	5.00	06/20/38	689,394	699,921
Government National Mortgage Association REMICS, Series 2014-125, Class B (c)	2.90	11/16/54	3,405,305	3,171,762
Government National Mortgage Association REMICS, Series 2021-8, Class CT	1.00	01/20/50	1,548,730	1,217,627
Government National Mortgage Association REMICS, Series 2022-177, Class JA	5.00	05/20/48	3,732,043	3,746,282
Government National Mortgage Association REMICS, Series 2023-128, Class BA	5.75	08/20/47	1,197,639	1,206,404
Government National Mortgage Association REMICS, Series 2023-22, Class EA	5.00	09/20/49	1,291,324	1,291,083
Government National Mortgage Association REMICS, Series 2023-22, Class EC	5.00	01/20/51	763,327	765,324
Government National Mortgage Association REMICS, Series 2023-4, Class GA	5.00	07/20/49	460,668	462,140
Government National Mortgage Association REMICS, Series 2023-59, Class KA	5.00	11/20/41	743,565	742,724
Government National Mortgage Association REMICS, Series 2023-84, Class KA	5.50	06/20/42	942,499	947,740
Government National Mortgage Association REMICS, Series 2024-1, Class TA	5.50	08/20/48	2,050,857	2,057,958
Government National Mortgage Association REMICS, Series 2024-103, Class CH	4.50	06/20/54	3,263,787	3,238,492
Government National Mortgage Association REMICS, Series 2024-11, Class AB	5.00	09/20/50	947,509	946,518
The accompanying notes are an integral part of these financial statements.
12    Portfolio of Investments

Portfolio of Investments | Short-Term Bond Fund | December 31, 2025 | (Continued)
Mortgage-Backed Securities | 13.0% (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Government National Mortgage Association REMICS, Series 2024-110, Class QA	4.50%	07/20/50	$1,694,315	$1,691,746
Government National Mortgage Association REMICS, Series 2024-114, Class BA	5.00	08/20/51	1,072,183	1,077,619
Government National Mortgage Association REMICS, Series 2024-43, Class CE	5.50	08/20/48	1,076,741	1,077,931
Government National Mortgage Association REMICS, Series 2024-51, Class EC	5.00	04/20/62	388,379	388,629
Government National Mortgage Association REMICS, Series 2024-59, Class E	5.50	01/20/51	3,266,800	3,299,762
Government National Mortgage Association REMICS, Series 2024-79, Class GA	4.00	01/20/49	1,354,403	1,343,610
Government National Mortgage Association REMICS, Series 2025-139, Class EJ	4.75	08/20/55	2,491,851	2,487,020
Government National Mortgage Association REMICS, Series 2025-25, Class PJ	4.50	02/20/54	4,440,885	4,384,189
Government National Mortgage Association REMICS, Series 2025-28, Class N	5.00	08/20/53	2,896,472	2,914,091
Government National Mortgage Association REMICS, Series 2025-29, Class CG	5.00	03/20/54	1,876,984	1,894,626
Government National Mortgage Association REMICS, Series 2025-34, Class AP	5.00	06/20/53	2,090,357	2,104,242
Government National Mortgage Association REMICS, Series 2025-89, Class EC	5.00	11/20/53	4,385,836	4,423,144
Government National Mortgage Association REMICS, Series 2025-89, Class QE	5.25	05/20/55	2,081,638	2,119,545
Total Mortgage-Backed Securities (Cost $55,310,699)				55,624,216

Asset-Backed Securities | 11.2%

Affirm Master Trust, Series 2025-1A, Class A (a)	4.99	02/15/33	1,185,000	1,196,790
Avant Loans Funding Trust, Series 2024-REV1, Class A (a)	5.92	10/15/33	1,325,000	1,336,836
Avant Loans Funding Trust, Series 2025-REV1, Class A (a)	5.12	05/15/34	1,060,000	1,065,096
Capital One Prime Auto Receivables Trust, Series 2024-1, Class A3	4.62	07/16/29	600,000	605,734
Carvana Auto Receivables Trust, Series 2024-P1, Class A3 (a)	5.05	04/10/29	936,790	941,147
Chase Auto Owner Trust, Series 2024-2A, Class A3 (a)	5.52	06/25/29	849,432	861,256
Consumer Portfolio Services Auto Trust, Series 2025-A, Class B (a)	5.02	07/16/29	800,000	805,169
CoreVest American Finance Trust, Series 2021-1, Class A (a)	1.57	04/15/53	568,141	561,605
CoreVest American Finance Trust, Series 2021-2, Class A (a)	1.41	07/15/54	430,740	419,116
Daimler Trucks Retail Trust, Series 2024-1, Class A4	5.56	07/15/31	1,675,000	1,705,276
Exeter Select Automobile Receivables Trust, Series 2025-1, Class A3	4.69	04/15/30	1,105,000	1,117,191
FirstKey Homes Trust, Series 2022-SFR2, Class A (a)	4.25	07/17/39	813,153	812,836
Ford Credit Auto Lease Trust, Series 2024-A, Class A3	5.06	05/15/27	325,143	325,752
Ford Credit Auto Owner Trust, Series 2024-D, Class A3	4.61	08/15/29	500,000	505,500
Frontier Issuer LLC, Series 2023-1, Class A2 (a)	6.60	08/20/53	3,400,000	3,431,151
FRTKL Group, Inc., Series 2021-SFR1, Class A (a)	1.57	09/17/38	970,000	950,243
GLS Auto Receivables Issuer Trust, Series 2025-1A, Class B (a)	4.98	07/16/29	1,105,000	1,116,068
GLS Auto Select Receivables Trust, Series 2024-1A, Class A2 (a)	5.24	03/15/30	343,041	345,324
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2 (a)	4.71	04/15/30	1,086,346	1,094,386
GM Financial Automobile Leasing Trust, Series 2024-1, Class A3	5.09	03/22/27	889,359	891,368
Gracie Point International Funding LLC, Series 2023-2A, Class A (a)(c)	5.89	03/01/27	74,081	74,152
The accompanying notes are an integral part of these financial statements.
Portfolio of Investments    13

Portfolio of Investments | Short-Term Bond Fund | December 31, 2025 | (Continued)
Asset-Backed Securities | 11.2% (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Gracie Point International Funding LLC, Series 2024-1A, Class A (a)(c)	6.44%	03/01/28	$2,045,000	$2,046,544
Gracie Point International Funding LLC, Series 2025-1A, Class A (a)(c)	5.42	08/15/28	1,070,000	1,071,739
Gracie Point International Funding LLC, Series 2025-1A, Class B (a)(c)	5.42	08/15/28	220,000	220,009
Honda Auto Receivables Owner Trust, Series 2024-1, Class A3	5.21	08/15/28	2,593,805	2,616,350
John Deere Owner Trust, Series 2023-A, Class A3	5.01	11/15/27	347,358	348,956
John Deere Owner Trust, Series 2023-B, Class A3	5.18	03/15/28	361,127	363,348
NP SPE II LLC, Series 2017-1A, Class A1 (a)	3.37	10/21/47	170,800	165,592
Oportun Issuance Trust, Series 2021-B, Class A (a)	1.47	05/08/31	436,814	428,728
Oscar U.S. Funding XVI LLC, Series 2024-1A, Class A3 (a)	5.54	02/10/28	1,885,000	1,894,194
Progress Residential Trust, Series 2021-SFR8, Class A (a)	1.51	10/17/38	1,287,760	1,267,817
Progress Residential Trust, Series 2022-SFR3, Class A (a)	3.20	04/17/39	880,265	868,233
Progress Residential Trust, Series 2025-SFR1, Class B (a)	3.65	02/17/42	840,000	804,527
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3	5.25	04/17/28	83,256	83,309
Santander Drive Auto Receivables Trust, Series 2024-1, Class B	5.23	12/15/28	685,000	688,044
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3	5.63	11/15/28	356,233	357,462
SBA Tower Trust (a)	6.60	11/15/52	775,000	793,577
SCE Recovery Funding LLC, Series A-1	0.86	11/15/33	1,081,488	977,633
SoFi Consumer Loan Program Trust, Series 2025-1, Class B (a)	5.12	02/27/34	1,330,000	1,344,696
Subway Funding LLC, Series 2024-1A, Class A2I (a)	6.03	07/30/54	485,100	491,767
SVC ABS LLC, Series 2023-1A, Class A (a)	5.15	02/20/53	453,483	448,128
Switch ABS Issuer LLC, Series 2025-1A, Class A2 (a)	5.04	03/25/55	1,090,000	1,071,472
Tesla Sustainable Energy Trust, Series 2024-1A, Class A2 (a)	5.08	06/21/50	1,244,202	1,249,110
Toyota Lease Owner Trust, Series 2025-A, Class A3 (a)	4.75	02/22/28	2,090,000	2,109,978
Tricon Residential Trust, Series 2024-SFR4, Class A (a)	4.30	11/17/41	704,440	700,047
Verizon Master Trust, Series 2025-1, Class B	4.94	01/21/31	1,800,000	1,827,903
Volkswagen Auto Lease Trust, Series 2024-A, Class A3	5.21	06/21/27	785,000	789,171
Volkswagen Auto Loan Enhanced Trust, Series 2024-1, Class A3	4.63	07/20/29	940,000	951,649
Westgate Resorts LLC, Series 2022-1A, Class B (a)	2.29	08/20/36	132,208	131,223
Westgate Resorts LLC, Series 2024-1A, Class A (a)	6.06	01/20/38	812,120	825,399
Westgate Resorts LLC, Series 2024-1A, Class B (a)	6.56	01/20/38	674,684	685,925
Total Asset-Backed Securities (Cost $47,362,088)				47,784,526

Foreign Government Obligations | 0.6%

Korea Expressway Corp. (a)	5.00	05/14/27	2,165,000	2,197,952
Korea National Oil Corp. (a)	4.75	04/03/26	500,000	500,804
Total Foreign Government Obligations (Cost $2,658,550)				2,698,756
The accompanying notes are an integral part of these financial statements.
14    Portfolio of Investments

Portfolio of Investments | Short-Term Bond Fund | December 31, 2025 | (Continued)

Money Market Fund | 1.1%
	Interest Rate / Yield	Shares	Value
State Street Institutional U.S. Government Money Market Fund, Premier Class (d)	3.74%	4,637,046	$4,637,046
Total Money Market Fund (Cost $4,637,046)			4,637,046
Total Investments in Securities (Cost $418,828,296) | 99.2%			$423,334,247
Other Assets less Liabilities 0.8%			3,550,321
Net Assets 100.0%			$426,884,568

(a)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $95,076,820 and represents 22.3% of total net assets.

(b)	Guaranteed by Export-Import Bank of the United States.
(c)	Variable coupon rate as of December 31, 2025.
(d)	7-day yield at December 31, 2025.

REMICS	- Real Estate Mortgage Investment Conduits
The accompanying notes are an integral part of these financial statements.
Portfolio of Investments    15

Portfolio of Investments
Intermediate Bond Fund | December 31, 2025

U.S. Government & Agency Obligations | 30.8%
	Interest Rate / Yield	Maturity Date	Face Amount	Value
U.S. International Development Finance Corp., Series 3	1.05%	10/15/29	$75,207	$71,142
U.S. Treasury Bonds	2.38	02/15/42	4,717,000	3,472,154
U.S. Treasury Bonds	3.25	05/15/42	490,000	408,652
U.S. Treasury Bonds	3.38	08/15/42	4,195,000	3,544,775
U.S. Treasury Bonds	4.63	11/15/45	3,619,000	3,536,442
U.S. Treasury Bonds	4.75	08/15/55	5,346,000	5,255,786
U.S. Treasury Notes	3.88	03/31/27	472,000	474,047
U.S. Treasury Notes	3.38	11/30/27	3,565,000	3,558,176
U.S. Treasury Notes	3.50	11/15/28	4,927,000	4,921,611
U.S. Treasury Notes	3.63	10/31/30	6,160,000	6,134,013
U.S. Treasury Notes	3.50	11/30/30	315,000	311,826
U.S. Treasury Notes	3.75	10/31/32	8,085,000	7,995,307
U.S. Treasury Notes	4.00	11/15/35	4,423,000	4,359,419
Total U.S. Government & Agency Obligations (Cost $45,708,557)				44,043,350

Mortgage-Backed Securities | 30.5%

FARM Mortgage Trust, Series 2021-1, Class A (a)(b)	2.18	01/25/51	188,864	153,362
Federal Home Loan Mortgage Corp., Pool QA7479	3.00	03/01/50	178,766	160,628
Federal Home Loan Mortgage Corp., Pool QE2363	3.50	05/01/52	1,132,842	1,049,880
Federal Home Loan Mortgage Corp., Pool RA8249	5.50	11/01/52	569,507	580,664
Federal Home Loan Mortgage Corp., Pool SD1188	3.50	06/01/52	618,159	572,890
Federal Home Loan Mortgage Corp., Pool SD1495	5.00	08/01/52	682,348	689,139
Federal Home Loan Mortgage Corp., Pool SD2605	5.50	04/01/53	410,167	418,057
Federal Home Loan Mortgage Corp., Pool SD7555	3.00	08/01/52	700,972	631,835
Federal Home Loan Mortgage Corp., Pool SD8068	3.00	06/01/50	164,786	146,508
Federal Home Loan Mortgage Corp., Pool SD8113	2.00	12/01/50	2,126,721	1,734,935
Federal Home Loan Mortgage Corp., Pool SD8193	2.00	02/01/52	5,273,780	4,277,235
Federal Home Loan Mortgage Corp., Pool SD8237	4.00	08/01/52	1,132,107	1,080,431
Federal Home Loan Mortgage Corp., Series 2025-HQA1, Class A1 (a)(b)	4.82	02/25/45	161,563	161,459
Federal National Mortgage Association, Pool BN7662	3.50	07/01/49	65,923	61,621
Federal National Mortgage Association, Pool CA4016	3.00	08/01/49	377,429	339,733
Federal National Mortgage Association, Pool FM1000	3.00	04/01/47	712,255	646,191
Federal National Mortgage Association, Pool FM4231	2.50	09/01/50	191,895	164,061
Federal National Mortgage Association, Pool MA3691	3.00	07/01/49	110,105	98,849
Federal National Mortgage Association, Pool MA3834	3.00	11/01/49	233,931	209,722
Federal National Mortgage Association, Pool MA3960	3.00	03/01/50	110,027	98,252
Federal National Mortgage Association, Pool MA3992	3.50	04/01/50	105,431	98,429
Federal National Mortgage Association, Pool MA4048	3.00	06/01/50	492,256	440,240
Federal National Mortgage Association, Pool MA4124	2.50	09/01/35	779,872	740,542
Federal National Mortgage Association, Pool MA4179	2.00	11/01/35	2,616,345	2,426,111
Federal National Mortgage Association, Pool MA4254	1.50	02/01/51	2,271,979	1,753,592
Federal National Mortgage Association, Pool MA4303	2.00	04/01/36	1,063,931	985,509
Federal National Mortgage Association, Pool MA4418	2.00	09/01/36	1,781,106	1,649,765
Federal National Mortgage Association, Pool MA4437	2.00	10/01/51	3,416,434	2,774,612
Federal National Mortgage Association, Pool MA4579	3.00	04/01/52	592,949	525,931
Government National Mortgage Association, Pool 786247	4.00	07/20/52	488,137	461,379
Government National Mortgage Association, Pool 786428	4.00	06/20/52	870,151	820,729
Government National Mortgage Association, Pool 786576	4.50	09/20/52	232,334	227,553
Government National Mortgage Association, Pool 787291	7.50	03/20/54	62,994	65,220
Government National Mortgage Association, Pool 787343	7.50	04/20/54	68,770	71,200
Government National Mortgage Association, Pool CK0445	4.00	02/15/52	969,972	922,474
The accompanying notes are an integral part of these financial statements.
16    Portfolio of Investments

Portfolio of Investments | Intermediate Bond Fund | December 31, 2025 | (Continued)
Mortgage-Backed Securities | 30.5% (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Government National Mortgage Association, Pool CV1215	7.00%	07/20/53	$39,783	$40,976
Government National Mortgage Association, Pool CW8493	8.00	11/20/53	13,215	13,948
Government National Mortgage Association, Pool CW8495	7.50	11/20/53	15,432	15,979
Government National Mortgage Association, Pool MA8346	4.00	10/20/52	2,784,093	2,648,408
Government National Mortgage Association, Pool MA8880	6.00	05/20/53	340,813	349,430
Government National Mortgage Association, Pool MB0305	4.00	04/20/55	1,479,495	1,398,199
Government National Mortgage Association, Pool MB0812	4.50	12/20/55	1,500,000	1,461,688
Government National Mortgage Association REMICS, Series 2021-8, Class CT	1.00	01/20/50	397,574	312,576
Government National Mortgage Association REMICS, Series 2022-177, Class JA	5.00	05/20/48	978,958	982,693
Government National Mortgage Association REMICS, Series 2023-128, Class BA	5.75	08/20/47	326,629	329,019
Government National Mortgage Association REMICS, Series 2023-22, Class EA	5.00	09/20/49	365,086	365,018
Government National Mortgage Association REMICS, Series 2023-22, Class EC	5.00	01/20/51	211,921	212,475
Government National Mortgage Association REMICS, Series 2023-4, Class GA	5.00	07/20/49	130,900	131,318
Government National Mortgage Association REMICS, Series 2023-59, Class KA	5.00	11/20/41	205,328	205,095
Government National Mortgage Association REMICS, Series 2023-76, Class BT	5.00	05/20/53	1,153,050	1,155,639
Government National Mortgage Association REMICS, Series 2023-84, Class KA	5.50	06/20/42	297,092	298,744
Government National Mortgage Association REMICS, Series 2024-103, Class CH	4.50	06/20/54	1,045,855	1,037,749
Government National Mortgage Association REMICS, Series 2024-51, Class EC	5.00	04/20/62	133,955	134,041
Government National Mortgage Association REMICS, Series 2024-92, Class NE	5.00	05/20/54	550,285	555,271
Government National Mortgage Association REMICS, Series 2025-139, Class EJ	4.75	08/20/55	824,038	822,440
Government National Mortgage Association REMICS, Series 2025-25, Class PJ	4.50	02/20/54	1,439,203	1,420,829
Government National Mortgage Association REMICS, Series 2025-28, Class N	5.00	08/20/53	496,121	499,139
Government National Mortgage Association REMICS, Series 2025-89, Class EC	5.00	11/20/53	1,416,361	1,428,410
Government National Mortgage Association REMICS, Series 2025-89, Class QE	5.25	05/20/55	507,003	516,236
Total Mortgage-Backed Securities (Cost $44,716,206)				43,574,058

Corporate Bonds | 28.2%

Basic Materials | 0.1%
Glencore Funding LLC (a)	3.38	09/23/51	170,000	114,405
Communications | 0.1%
T-Mobile USA, Inc.	3.00	02/15/41	200,000	149,030
Consumer, Cyclical | 3.9%
7-Eleven, Inc. (a)	1.30	02/10/28	60,000	56,625
The accompanying notes are an integral part of these financial statements.
Portfolio of Investments    17

Portfolio of Investments | Intermediate Bond Fund | December 31, 2025 | (Continued)
Corporate Bonds | 28.2% (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Consumer, Cyclical | 3.9% (Continued)
7-Eleven, Inc. (a)	1.80%	02/10/31	$60,000	$52,541
7-Eleven, Inc. (a)	2.80	02/10/51	135,000	81,906
Aptiv Swiss Holdings Ltd.	3.10	12/01/51	280,000	179,845
Daimler Truck Finance North America LLC (a)	5.25	01/13/30	280,000	288,246
Daimler Truck Finance North America LLC (a)	5.38	01/13/32	255,000	262,799
Delta Air Lines, Inc./SkyMiles IP Ltd. (a)	4.75	10/20/28	800,000	804,858
Ford Motor Credit Co. LLC	2.90	02/10/29	225,000	211,443
Hyundai Capital America (a)	5.60	03/30/28	290,000	298,250
Hyundai Capital America (a)	4.55	09/26/29	135,000	135,672
Hyundai Capital America (a)	5.80	04/01/30	490,000	513,437
Hyundai Capital America (a)	4.75	09/26/31	135,000	135,492
Hyundai Capital Services, Inc. (a)	5.13	02/05/27	550,000	555,396
Hyundai Capital Services, Inc. (a)	5.25	01/22/28	500,000	510,358
Lowe's Cos., Inc.	5.85	04/01/63	205,000	200,572
Magna International, Inc.	5.88	06/01/35	135,000	143,119
Tractor Supply Co.	1.75	11/01/30	100,000	88,568
United Airlines Pass-Through Trust, Series 2019-2, Class AA	2.70	11/01/33	767,931	704,791
Volkswagen Group of America Finance LLC (a)	5.60	03/22/34	325,000	334,115
Total Consumer, Cyclical				5,558,033
Consumer, Non-cyclical | 3.1%
AbbVie, Inc.	4.95	03/15/31	105,000	108,569
AbbVie, Inc.	5.35	03/15/44	65,000	64,234
AbbVie, Inc.	5.40	03/15/54	130,000	126,382
Amgen, Inc.	5.75	03/02/63	215,000	209,772
Ashtead Capital, Inc. (a)	4.25	11/01/29	308,000	304,260
Ashtead Capital, Inc. (a)	2.45	08/12/31	200,000	178,396
BAT Capital Corp.	5.83	02/20/31	315,000	334,192
Bayer U.S. Finance LLC (a)	6.25	01/21/29	331,000	347,947
Bayer U.S. Finance LLC (a)	6.88	11/21/53	305,000	329,231
Block Financial LLC	2.50	07/15/28	145,000	138,319
Campbell's Co.	2.38	04/24/30	250,000	229,901
HCA, Inc.	5.90	06/01/53	315,000	308,404
Kenvue, Inc.	5.20	03/22/63	85,000	77,092
Pfizer Investment Enterprises Pte. Ltd.	4.65	05/19/30	195,000	198,851
Pfizer Investment Enterprises Pte. Ltd.	5.11	05/19/43	95,000	91,418
Pfizer Investment Enterprises Pte. Ltd.	5.30	05/19/53	255,000	241,454
Philip Morris International, Inc.	4.88	02/15/28	230,000	234,415
Philip Morris International, Inc.	5.13	02/15/30	260,000	268,756
Philip Morris International, Inc.	5.13	02/13/31	380,000	393,757
Smithfield Foods, Inc. (a)	2.63	09/13/31	340,000	300,907
Total Consumer, Non-cyclical				4,486,257
Energy | 3.9%
Boardwalk Pipelines LP	5.63	08/01/34	130,000	135,823
BP Capital Markets America, Inc.	4.81	02/13/33	110,000	111,400
BP Capital Markets America, Inc.	2.77	11/10/50	210,000	129,290
Cenovus Energy, Inc.	5.25	06/15/37	395,000	383,516
Cheniere Corpus Christi Holdings LLC	3.70	11/15/29	39,000	38,087
Cheniere Corpus Christi Holdings LLC	2.74	12/31/39	170,000	144,952
Cheniere Energy Partners LP	5.95	06/30/33	105,000	111,339
The accompanying notes are an integral part of these financial statements.
18    Portfolio of Investments

Portfolio of Investments | Intermediate Bond Fund | December 31, 2025 | (Continued)
Corporate Bonds | 28.2% (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Energy | 3.9% (Continued)
Cheniere Energy, Inc.	5.65%	04/15/34	$130,000	$134,859
Enbridge, Inc.	5.70	03/08/33	320,000	337,052
Energy Transfer LP	3.75	05/15/30	318,000	309,467
Energy Transfer LP	6.20	04/01/55	660,000	646,911
Enterprise Products Operating LLC	4.60	01/15/31	275,000	278,379
HF Sinclair Corp.	5.50	09/01/32	265,000	268,597
Midwest Connector Capital Co. LLC (a)	4.63	04/01/29	205,000	205,256
MPLX LP	2.65	08/15/30	245,000	226,914
NOV, Inc.	3.60	12/01/29	112,000	109,198
Petronas Capital Ltd. (a)	3.40	04/28/61	360,000	244,605
Phillips 66	2.15	12/15/30	260,000	233,165
Phillips 66 Co.	5.30	06/30/33	300,000	309,379
Targa Resources Corp.	6.50	02/15/53	305,000	317,848
Valero Energy Corp.	5.15	02/15/30	345,000	355,050
Var Energi ASA (a)	7.50	01/15/28	200,000	211,794
Western Midstream Operating LP	5.50	12/15/35	130,000	129,309
Western Midstream Operating LP	5.30	03/01/48	255,000	219,870
Total Energy				5,592,060
Financials | 11.9%
Athene Holding Ltd.	3.95	05/25/51	300,000	209,610
Avolon Holdings Funding Ltd. (a)	2.75	02/21/28	755,000	731,165
Bank of America Corp. (b)	4.98	01/24/29	330,000	336,175
Bank of America Corp. (b)	5.16	01/24/31	250,000	258,089
Bank of America Corp. (b)	5.02	07/22/33	445,000	453,745
Bank of New Zealand (a)(b)	5.70	01/28/35	405,000	417,832
Barclays PLC (b)	5.79	02/25/36	415,000	434,416
Barclays PLC (b)	6.04	03/12/55	200,000	210,160
Capital One Financial Corp. (b)	5.20	09/11/36	265,000	263,663
Capital One NA (b)	5.97	08/09/28	345,000	358,450
Capital One NA	4.65	09/13/28	330,000	334,868
Citigroup, Inc. (b)	5.17	02/13/30	390,000	400,199
Citigroup, Inc. (b)	2.57	06/03/31	870,000	806,083
Fifth Third Bancorp (b)	6.34	07/27/29	335,000	352,796
Goldman Sachs Group, Inc. (b)	4.94	04/23/28	270,000	273,084
Goldman Sachs Group, Inc. (b)	4.22	05/01/29	400,000	400,832
Goldman Sachs Group, Inc. (b)	2.38	07/21/32	365,000	326,898
Goldman Sachs Group, Inc. (b)	2.91	07/21/42	230,000	168,673
Goldman Sachs Group, Inc. (b)	3.44	02/24/43	255,000	199,735
Healthpeak OP LLC	5.25	12/15/32	125,000	128,126
HSBC Holdings PLC (b)	5.24	05/13/31	345,000	355,445
ING Groep NV (b)	5.34	03/19/30	320,000	330,085
JPMorgan Chase & Co. (b)	5.30	07/24/29	195,000	200,957
JPMorgan Chase & Co. (b)	5.58	04/22/30	655,000	683,314
JPMorgan Chase & Co. (b)	4.91	07/25/33	185,000	188,461
M&T Bank Corp. (b)	7.41	10/30/29	500,000	542,457
M&T Bank Corp. (b)	5.39	01/16/36	135,000	137,181
Morgan Stanley (b)	5.16	04/20/29	620,000	633,956
Morgan Stanley (b)	5.23	01/15/31	580,000	598,263
Morgan Stanley (b)	1.79	02/13/32	510,000	447,908
Morgan Stanley (b)	4.89	07/20/33	170,000	172,448
The accompanying notes are an integral part of these financial statements.
Portfolio of Investments    19

Portfolio of Investments | Intermediate Bond Fund | December 31, 2025 | (Continued)
Corporate Bonds | 28.2% (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Financials | 11.9% (Continued)
Omega Healthcare Investors, Inc.	5.20%	07/01/30	$270,000	$274,774
Regions Financial Corp. (b)	5.72	06/06/30	340,000	354,459
Santander Holdings USA, Inc. (b)	5.47	03/20/29	445,000	454,763
Santander U.K. Group Holdings PLC (b)	6.53	01/10/29	275,000	287,313
Societe Generale SA (a)(b)	5.52	01/19/28	325,000	329,123
Toronto-Dominion Bank (b)	5.15	09/10/34	355,000	360,839
Truist Financial Corp. (b)	5.44	01/24/30	315,000	326,130
VICI Properties LP	4.75	02/15/28	180,000	181,758
Wells Fargo & Co. (b)	4.97	04/23/29	340,000	346,329
Wells Fargo & Co. (b)	5.57	07/25/29	1,695,000	1,755,811
Wells Fargo & Co. (b)	5.24	01/24/31	290,000	300,301
Wells Fargo & Co. (b)	6.49	10/23/34	220,000	243,528
Wells Fargo & Co. (b)	3.07	04/30/41	440,000	341,260
Total Financials				16,911,462
Industrials | 0.3%
Avnet, Inc.	6.25	03/15/28	170,000	176,069
BNSF Railway Co. Pass-Through Trust, Series 2015-1 (a)	3.44	06/16/28	301,867	296,121
Total Industrial				472,190
Technology | 0.1%
VMware LLC	2.20	08/15/31	155,000	137,726
Utilities | 4.8%
Ameren Illinois Co.	5.90	12/01/52	175,000	181,200
American Water Capital Corp.	2.80	05/01/30	920,000	872,094
American Water Capital Corp.	5.45	03/01/54	365,000	353,881
Electricite de France SA (a)	6.00	04/22/64	370,000	363,882
Entergy Arkansas LLC	5.15	01/15/33	205,000	211,946
Evergy Kansas Central, Inc.	3.45	04/15/50	875,000	616,848
Indiana Michigan Power Co.	5.63	04/01/53	215,000	212,738
Indianapolis Power & Light Co. (a)	5.65	12/01/32	260,000	271,364
Oklahoma Gas & Electric Co.	5.60	04/01/53	107,000	104,801
Pacific Gas & Electric Co.	3.00	06/15/28	225,000	218,169
Pacific Gas & Electric Co.	4.55	07/01/30	130,000	129,442
Pacific Gas & Electric Co.	4.25	03/15/46	770,000	602,749
PacifiCorp	5.30	02/15/31	500,000	514,334
PSEG Power LLC (a)	5.75	05/15/35	355,000	368,443
Snam SpA (a)	5.75	05/28/35	690,000	720,786
Southern California Edison Co.	5.30	03/01/28	115,000	117,422
Southern California Edison Co.	2.25	06/01/30	55,000	49,890
Southern California Edison Co.	5.45	06/01/31	400,000	413,626
Southern California Edison Co.	4.50	09/01/40	200,000	174,895
Southern California Edison Co.	4.00	04/01/47	164,000	122,983
Southern California Edison Co.	3.65	02/01/50	214,000	149,637
Total Utilities				6,771,130
Total Corporate Bonds (Cost $40,824,549)				40,192,293
The accompanying notes are an integral part of these financial statements.
20    Portfolio of Investments

Portfolio of Investments | Intermediate Bond Fund | December 31, 2025 | (Continued)

Asset-Backed Securities | 7.2%
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Avant Loans Funding Trust, Series 2025-REV1, Class A (a)	5.12%	05/15/34	$340,000	$341,635
Capital One Prime Auto Receivables Trust, Series 2024-1, Class A3	4.62	07/16/29	200,000	201,911
Carvana Auto Receivables Trust, Series 2024-P1, Class A3 (a)	5.05	04/10/29	269,431	270,684
Chase Auto Owner Trust, Series 2024-2A, Class A3 (a)	5.52	06/25/29	250,359	253,844
CoreVest American Finance Trust, Series 2021-1, Class A (a)	1.57	04/15/53	397,301	392,731
CoreVest American Finance Trust, Series 2021-2, Class A (a)	1.41	07/15/54	99,401	96,719
Daimler Trucks Retail Trust, Series 2024-1, Class A3	5.49	12/15/27	240,357	242,356
FirstKey Homes Trust, Series 2022-SFR2, Class A (a)	4.25	07/17/39	271,051	270,945
Ford Credit Auto Lease Trust, Series 2024-A, Class A3	5.06	05/15/27	90,900	91,070
Ford Credit Auto Owner Trust, Series 2024-D, Class A3	4.61	08/15/29	200,000	202,200
Frontier Issuer LLC, Series 2023-1, Class A2 (a)	6.60	08/20/53	1,000,000	1,009,162
Frontier Issuer LLC, Series 2024-1, Class A2 (a)	6.19	06/20/54	395,000	407,254
FRTKL Group, Inc., Series 2021-SFR1, Class A (a)	1.57	09/17/38	250,000	244,908
GLS Auto Select Receivables Trust, Series 2024-1A, Class A2 (a)	5.24	03/15/30	98,276	98,931
GM Financial Automobile Leasing Trust, Series 2024-1, Class A3	5.09	03/22/27	257,963	258,546
Gracie Point International Funding LLC, Series 2023-2A, Class A (a)(b)	6.45	03/01/27	18,834	18,852
Gracie Point International Funding LLC, Series 2025-1A, Class A (a)(b)	5.52	08/15/28	340,000	340,553
Honda Auto Receivables Owner Trust, Series 2024-1, Class A3	5.21	08/15/28	473,084	477,196
John Deere Owner Trust, Series 2023-B, Class A3	5.18	03/15/28	102,782	103,414
Oportun Issuance Trust, Series 2021-B, Class A (a)	1.47	05/08/31	196,321	192,687
Progress Residential Trust, Series 2021-SFR8, Class A (a)	1.51	10/17/38	330,220	325,106
Progress Residential Trust, Series 2022-SFR3, Class A (a)	3.20	04/17/39	237,909	234,657
Progress Residential Trust, Series 2022-SFR3, Class B (a)	3.60	04/17/39	165,000	163,068
Progress Residential Trust, Series 2025-SFR1, Class B (a)	3.65	02/17/42	270,000	258,598
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3	5.63	11/15/28	105,550	105,915
SBA Small Business Investment Cos., Series 2023-10B, Class 1	5.69	09/10/33	295,848	304,100
SBA Tower Trust (a)	1.88	07/15/50	20,000	19,978
SBA Tower Trust (a)	1.63	05/15/51	160,000	156,542
SBA Tower Trust (a)	6.60	11/15/52	210,000	215,034
SBA Tower Trust (a)	2.59	10/15/56	309,877	279,573
SCE Recovery Funding LLC, Series A-3	2.51	11/15/43	190,000	129,747
Subway Funding LLC, Series 2024-1A, Class A2II (a)	6.27	07/30/54	133,650	136,461
Switch ABS Issuer LLC, Series 2025-1A, Class A2 (a)	5.04	03/25/55	340,000	334,221
Tesla Sustainable Energy Trust, Series 2024-1A, Class A3 (a)	5.29	06/20/50	170,000	170,504
Toyota Lease Owner Trust, Series 2025-A, Class A3 (a)	4.75	02/22/28	655,000	661,261
Tricon Residential Trust, Series 2024-SFR4, Class A (a)	4.30	11/17/41	223,238	221,846
Volkswagen Auto Lease Trust, Series 2024-A, Class A3	5.21	06/21/27	230,000	231,222
Volkswagen Auto Loan Enhanced Trust, Series 2024-1, Class A3	4.63	07/20/29	300,000	303,718
Westgate Resorts LLC, Series 2022-1A, Class B (a)	2.29	08/20/36	37,774	37,492
Westgate Resorts LLC, Series 2024-1A, Class A (a)	6.06	01/20/38	249,883	253,969
Westgate Resorts LLC, Series 2024-1A, Class B (a)	6.56	01/20/38	209,277	212,764
Total Asset-Backed Securities (Cost $10,229,964)				10,271,374

Municipal Bonds | 1.1%

Arizona | 0.1%
City of Yuma, AZ, Revenue	2.63	07/15/38	135,000	111,212
California | 0.9%
City of Chula Vista, CA, Revenue	2.91	06/01/45	255,000	175,252
City of Huntington Beach, CA, Revenue	1.68	06/15/27	155,000	150,657
The accompanying notes are an integral part of these financial statements.
Portfolio of Investments    21

Portfolio of Investments | Intermediate Bond Fund | December 31, 2025 | (Continued)
Municipal Bonds | 1.1% (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
City of Monterey Park, CA, Revenue, Series A	1.89%	06/01/30	$1,000,000	$903,830
San Francisco City & County Airport Comm-San Francisco International Airport, CA, Revenue, Series C	3.35	05/01/51	100,000	69,808
Total California				1,299,547
West Virginia | 0.1%
West Virginia University, WV, Revenue, Series B	3.01	10/01/41	150,000	119,119
Total Municipal Bonds (Cost $1,795,000)				1,529,878

Foreign Government Obligations | 0.5%

Korea Expressway Corp. (a)	5.00	05/14/27	660,000	670,045
Total Foreign Government Obligations (Cost $658,108)				670,045

Money Market Fund | 1.0%
		Shares
State Street Institutional U.S. Government Money Market Fund, Premier Class (c)	3.74	1,397,913	1,397,913
Total Money Market Fund (Cost $1,397,913)			1,397,913
Total Investments in Securities (Cost $145,330,297) | 99.3%			$141,678,911
Other Assets less Liabilities 0.7%			1,053,438
Net Assets 100.0%			$142,732,349

(a)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Trustees. The total of such securities at period-end amounts to $18,370,057 and represents 12.9% of total net assets.

(b)	Variable coupon rate as of December 31, 2025.
(c)	7-day yield at December 31, 2025.

REMICS	- Real Estate Mortgage Investment Conduits
The accompanying notes are an integral part of these financial statements.
22    Portfolio of Investments

Portfolio of Investments
Stock Index Fund | December 31, 2025

	Cost	Value
Investment	$11,711,429	$297,391,704
Substantially all the assets of the Stock Index Fund are invested in the S&P 500 Index Master Portfolio managed by BlackRock Fund Advisors. As of December 31, 2025, the Stock Index Fund's ownership interest in the S&P 500 Index Master Portfolio was 0.55%. See  the Appendix for the S&P 500 Index Master Portfolio for holdings information.
The accompanying notes are an integral part of these financial statements.
Portfolio of Investments    23

Portfolio of Investments
Value Fund | December 31, 2025

Common Stocks | 98.3%
	Shares	Value
Communication Services | 9.5%
Entertainment
Walt Disney Co.	214,500	$24,403,665
Interactive Media & Services
Alphabet, Inc., Class C	126,220	39,607,836
Meta Platforms, Inc., Class A	46,400	30,628,176
Wireless Telecommunication Services
T-Mobile U.S., Inc.	34,800	7,065,792
Total Communication Services		101,705,469
Consumer Discretionary | 7.1%
Distributors
LKQ Corp.	169,500	5,118,900
Hotels, Restaurants & Leisure
McDonald's Corp.	74,097	22,646,266
Household Durables
PulteGroup, Inc.	120,100	14,082,926
Specialty Retail
Home Depot, Inc.	36,918	12,703,484
TJX Cos., Inc.	143,200	21,996,952
Total Consumer Discretionary		76,548,528
Consumer Staples | 3.6%
Consumer Staples Distribution & Retail
Walmart, Inc.	251,600	28,030,756
Household Products
Procter & Gamble Co.	73,500	10,533,285
Total Consumer Staples		38,564,041
Energy | 4.8%
Oil, Gas & Consumable Fuels
ConocoPhillips	168,600	15,782,646
Diamondback Energy, Inc.	50,200	7,546,566
Exxon Mobil Corp.	232,000	27,918,880
Total Energy		51,248,092
Financials | 22.3%
Banks
Bank of America Corp.	557,102	30,640,610
Citigroup, Inc.	272,039	31,744,231
JPMorgan Chase & Co.	163,991	52,841,180
Truist Financial Corp.	210,900	10,378,389
Capital Markets
Goldman Sachs Group, Inc.	50,374	44,278,746
Financial Services
Visa, Inc., Class A	74,898	26,267,478
Insurance
Allstate Corp.	86,984	18,105,720
Chubb Ltd.	78,938	24,638,128
Total Financials		238,894,482
Common Stocks | 98.3% (Continued)
	Shares	Value
Health Care | 15.9%
Biotechnology
AbbVie, Inc.	155,463	$35,521,741
Health Care Equipment & Supplies
Abbott Laboratories	233,156	29,212,115
Boston Scientific Corp. (a)	160,196	15,274,689
GE HealthCare Technologies, Inc.	261,300	21,431,826
Health Care Providers & Services
Cigna Group	55,714	15,334,164
UnitedHealth Group, Inc.	62,500	20,631,875
Pharmaceuticals
Bristol-Myers Squibb Co.	115,001	6,203,154
Merck & Co., Inc.	76,282	8,029,443
Royalty Pharma PLC, Class A	483,484	18,681,822
Total Health Care		170,320,829
Industrials | 18.1%
Aerospace & Defense
Boeing Co. (a)	117,300	25,468,176
Northrop Grumman Corp.	47,031	26,817,547
Electrical Equipment
Eaton Corp. PLC	67,787	21,590,837
Ground Transportation
CSX Corp.	383,882	13,915,722
Industrial Conglomerates
Honeywell International, Inc.	107,873	21,044,944
Machinery
Deere & Co.	54,600	25,420,122
Parker-Hannifin Corp.	41,922	36,847,761
Professional Services
CACI International, Inc., Class A (a)	26,400	14,066,184
TransUnion	100,900	8,652,175
Total Industrials		193,823,468
Information Technology | 8.8%
Semiconductors & Semiconductor Equipment
Lam Research Corp.	206,700	35,382,906
NXP Semiconductors NV	82,963	18,007,949
Qnity Electronics, Inc., Class WI	113,139	9,237,799
Software
Adobe, Inc. (a)	9,200	3,219,908
Microsoft Corp.	59,514	28,782,161
Total Information Technology		94,630,723
Materials | 4.3%
Chemicals
DuPont de Nemours, Inc.	226,278	9,096,376
The accompanying notes are an integral part of these financial statements.
24    Portfolio of Investments

Portfolio of Investments | Value Fund | December 31, 2025 | (Continued)
Common Stocks | 98.3% (Continued)
	Shares	Value
Materials | 4.3% (Continued)
Solstice Advanced Materials, Inc. (a)	26,968	$1,310,105
Containers & Packaging
Avery Dennison Corp.	92,687	16,857,911
Metals & Mining
Freeport-McMoRan, Inc.	375,000	19,046,250
Total Materials		46,310,642
Real Estate | 2.2%
Specialized REITs
Crown Castle, Inc.	149,400	13,277,178
Digital Realty Trust, Inc.	64,901	10,040,834
Total Real Estate		23,318,012
Utilities | 1.7%
Multi-Utilities
Ameren Corp.	188,598	18,833,396
Total Utilities		18,833,396
Total Common Stocks (Cost $575,280,750)		1,054,197,682

Money Market Fund | 1.7%
	Shares	Value
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.74% (b)	18,644,281	$18,644,281
Total Money Market Fund (Cost $18,644,281)		18,644,281
Total Investments in Securities (Cost $593,925,031) | 100.0%		$1,072,841,963
Other Assets less Liabilities 0.0%		88,191
Net Assets 100.0%		$1,072,930,154

(a)	Non-income producing.
(b)	7-day yield at December 31, 2025.
The accompanying notes are an integral part of these financial statements.
Portfolio of Investments    25

Portfolio of Investments
Growth Fund | December 31, 2025

Common Stocks | 99.2%
	Shares	Value
Communication Services | 12.9%
Entertainment
Netflix, Inc. (a)	56,730	$5,319,005
Interactive Media & Services
Alphabet, Inc., Class A	109,077	34,141,101
Meta Platforms, Inc., Class A	26,846	17,720,776
Total Communication Services		57,180,882
Consumer Discretionary | 9.1%
Broadline Retail
Amazon.com, Inc. (a)	86,884	20,054,565
Coupang, Inc. (a)	114,023	2,689,802
MercadoLibre, Inc. (a)	2,477	4,989,322
Hotels, Restaurants & Leisure
Booking Holdings, Inc.	1,062	5,687,361
Chipotle Mexican Grill, Inc. (a)	83,755	3,098,935
DoorDash, Inc., Class A (a)	16,380	3,709,742
Total Consumer Discretionary		40,229,727
Financials | 10.8%
Capital Markets
ARES Management Corp., Class A	6,053	978,346
Tradeweb Markets, Inc., Class A	35,105	3,775,192
Financial Services
Adyen NV, ADR (a)	189,300	3,023,121
Block, Inc. (a)	179,248	11,667,252
Mastercard, Inc., Class A	25,836	14,749,256
Rocket Cos., Inc., Class A	67,167	1,300,353
Visa, Inc., Class A	35,356	12,399,703
Total Financials		47,893,223
Health Care | 10.7%
Biotechnology
Argenx SE, ADR (a)	4,575	3,847,346
Natera, Inc. (a)	20,393	4,671,833
Health Care Equipment & Supplies
Intuitive Surgical, Inc. (a)	18,378	10,408,564
Stryker Corp.	16,450	5,781,682
Health Care Providers & Services
Cigna Group	7,993	2,199,913
UnitedHealth Group, Inc.	20,099	6,634,881
Life Sciences Tools & Services
Danaher Corp.	12,157	2,782,980
Pharmaceuticals
Eli Lilly & Co.	10,019	10,767,219
Total Health Care		47,094,418
Common Stocks | 99.2% (Continued)
	Shares	Value
Industrials | 3.3%
Aerospace & Defense
Boeing Co. (a)	18,701	$4,060,361
Howmet Aerospace, Inc.	33,687	6,906,509
Machinery
Ingersoll Rand, Inc.	30,651	2,428,172
Professional Services
Equifax, Inc.	5,878	1,275,408
Total Industrials		14,670,450
Information Technology | 52.4%
Communications Equipment
Arista Networks, Inc. (a)	57,395	7,520,467
Ciena Corp. (a)	11,379	2,661,207
Electronic Equipment, Instruments & Components
Amphenol Corp., Class A	87,329	11,801,641
Fabrinet (a)	6,433	2,928,816
IT Services
MongoDB, Inc. (a)	8,860	3,718,453
Shopify, Inc., Class A (a)	20,342	3,274,452
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc. (a)	2,204	472,009
Broadcom, Inc.	64,296	22,252,845
Entegris, Inc.	53,867	4,538,295
Lattice Semiconductor Corp. (a)	51,567	3,794,300
NVIDIA Corp.	255,790	47,704,835
Tower Semiconductor Ltd. (a)	19,317	2,268,202
Software
AppLovin Corp., Class A (a)	6,995	4,713,371
Datadog, Inc., Class A (a)	26,196	3,562,394
HubSpot, Inc. (a)	18,960	7,608,648
Intuit, Inc.	18,150	12,022,923
Microsoft Corp.	108,199	52,327,200
ServiceNow, Inc. (a)	46,030	7,051,336
Technology Hardware, Storage & Peripherals
Apple, Inc.	117,522	31,949,531
Total Information Technology		232,170,925
Total Common Stocks (Cost $221,053,249)		439,239,625
The accompanying notes are an integral part of these financial statements.
26    Portfolio of Investments

Portfolio of Investments | Growth Fund | December 31, 2025 | (Continued)

Money Market Fund | 0.9%
	Shares	Value
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.74% (b)	4,050,643	$4,050,643
Total Money Market Fund (Cost $4,050,643)		4,050,643
Total Investments in Securities (Cost $225,103,892) | 100.1%		$443,290,268
Other Assets less Liabilities (0.1)%		(504,360)
Net Assets 100.0%		$442,785,908

(a)	Non-income producing.
(b)	7-day yield at December 31, 2025.

ADR	- American Depositary Receipt
The accompanying notes are an integral part of these financial statements.
Portfolio of Investments    27

Portfolio of Investments
International Equity Fund | December 31, 2025

Common Stocks | 97.2%
	Shares	Value
Britain | 13.4%
BAE Systems PLC	119,542	$2,751,266
Compass Group PLC	46,794	1,482,671
Haleon PLC	545,317	2,755,695
Rio Tinto PLC	34,551	2,783,118
Shell PLC	101,314	3,733,650
Total Britain		13,506,400
Canada | 5.7%
Alimentation Couche-Tard, Inc.	36,463	1,991,379
Canadian National Railway Co.	10,407	1,028,732
Manulife Financial Corp.	75,106	2,727,247
Total Canada		5,747,358
Denmark | 3.5%
Coloplast AS, Class B	9,001	771,703
Genmab AS (a)	5,747	1,781,477
Novonesis Novozymes B, Class B	15,086	965,210
Total Denmark		3,518,390
France | 8.1%
Air Liquide SA	7,349	1,381,273
Dassault Systemes SE	40,043	1,118,731
L'Oreal SA	5,543	2,379,696
Safran SA	4,342	1,512,392
Schneider Electric SE	6,557	1,793,833
Total France		8,185,925
Germany | 4.5%
Allianz SE, Registered Shares	7,751	3,583,885
Symrise AG	11,835	958,890
Total Germany		4,542,775
Hong Kong | 4.9%
AIA Group Ltd.	365,200	3,759,038
Techtronic Industries Co. Ltd.	107,000	1,230,834
Total Hong Kong		4,989,872
India | 0.9%
HDFC Bank Ltd., ADR	25,406	928,335
Total India		928,335
Ireland | 1.6%
Ryanair Holdings PLC, ADR	22,393	1,616,551
Total Ireland		1,616,551
Israel | 1.1%
NICE Ltd., ADR (a)	9,778	1,105,305
Total Israel		1,105,305
Common Stocks | 97.2% (Continued)
	Shares	Value
Japan | 17.4%
Chugai Pharmaceutical Co. Ltd.	57,000	$2,990,309
Daifuku Co. Ltd.	48,400	1,523,423
Disco Corp.	4,900	1,492,844
Keyence Corp.	2,800	1,012,829
Lasertec Corp.	9,700	1,848,263
M3, Inc.	80,900	1,088,333
Obic Co. Ltd.	35,500	1,114,297
Shionogi & Co. Ltd.	83,900	1,518,575
Sony Group Corp.	115,300	2,957,557
Sysmex Corp.	109,500	1,075,311
Unicharm Corp.	163,900	936,482
Total Japan		17,558,223
Netherlands | 5.5%
Adyen NV (a)(b)	997	1,607,737
ASML Holding NV	3,676	3,960,964
Total Netherlands		5,568,701
Republic of South Korea | 2.6%
Samsung Electronics Co. Ltd., GDR	1,283	2,636,004
Total Republic of South Korea		2,636,004
Singapore | 5.0%
DBS Group Holdings Ltd.	92,526	4,053,066
Sea Ltd., ADR (a)	7,463	952,055
Total Singapore		5,005,121
Spain | 3.1%
Banco Bilbao Vizcaya Argentaria SA	133,651	3,135,078
Total Spain		3,135,078
Sweden | 9.4%
Alfa Laval AB	45,700	2,291,458
Assa Abloy AB, Class B	39,857	1,539,710
Atlas Copco AB, Class A	68,089	1,212,159
Epiroc AB, Class A	73,930	1,666,520
Skandinaviska Enskilda Banken AB, Class A	131,755	2,777,881
Total Sweden		9,487,728
Switzerland | 7.0%
Alcon AG	20,879	1,645,474
Novartis AG, Registered Shares	11,715	1,614,279
Roche Holding AG	7,220	2,981,644
Sonova Holding AG, Registered Shares	3,392	877,397
Total Switzerland		7,118,794
The accompanying notes are an integral part of these financial statements.
28    Portfolio of Investments

Portfolio of Investments | International Equity Fund | December 31, 2025 | (Continued)
Common Stocks | 97.2% (Continued)
	Shares	Value
Taiwan | 3.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	11,790	$3,582,863
Total Taiwan		3,582,863
Total Common Stocks (Cost $72,030,106)		98,233,423

Money Market Fund | 2.5%

State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.74% (c)	2,563,984	2,563,984
Total Money Market Fund (Cost $2,563,984)		2,563,984
Total Investments in Securities (Cost $74,594,090) | 99.7%		$100,797,407
Other Assets less Liabilities 0.3%		279,718
Net Assets 100.0%		$101,077,125

(a)	Non-income producing.
(b)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The security has been determined to be liquid under criteria established by the Fund's Board of
Directors. The total of such security at period-end amounts to $1,607,737 and represents 1.6% of total net assets.

(c)	7-day yield at December 31, 2025.

ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt
The accompanying notes are an integral part of these financial statements.
Portfolio of Investments    29

Portfolio of Investments
Small-Company Stock Fund | December 31, 2025

Common Stocks | 97.5%
	Shares	Value
Communication Services | 0.4%
Media
Magnite, Inc. (a)	43,900	$712,497
Total Communication Services		712,497
Consumer Discretionary | 12.0%
Broadline Retail
Savers Value Village, Inc. (a)	187,106	1,747,570
Hotels, Restaurants & Leisure
Hilton Grand Vacations, Inc. (a)	30,000	1,342,500
Household Durables
KB Home	43,200	2,436,912
Leisure Equipment & Products
Malibu Boats, Inc., Class A (a)	48,200	1,359,722
YETI Holdings, Inc. (a)	81,200	3,586,604
Specialty Retail
National Vision Holdings, Inc. (a)	119,300	3,080,326
Valvoline, Inc. (a)	67,700	1,967,362
Textiles, Apparel & Luxury Goods
Gildan Activewear, Inc.	118,300	7,389,018
Kontoor Brands, Inc.	26,400	1,612,776
Total Consumer Discretionary		24,522,790
Energy | 2.7%
Oil, Gas & Consumable Fuels
Matador Resources Co.	37,000	1,570,280
Northern Oil & Gas, Inc.	88,500	1,900,095
Permian Resources Corp.	141,200	1,981,036
Total Energy		5,451,411
Financials | 19.1%
Banks
Atlantic Union Bankshares Corp.	139,492	4,924,068
Cullen/Frost Bankers, Inc.	25,400	3,216,402
Eastern Bankshares, Inc.	66,800	1,231,124
FB Financial Corp.	97,959	5,466,112
Glacier Bancorp, Inc.	112,416	4,951,925
Live Oak Bancshares, Inc.	34,100	1,171,335
Old National Bancorp	166,700	3,719,077
Valley National Bancorp	148,200	1,730,976
Capital Markets
DigitalBridge Group, Inc.	336,600	5,163,444
Consumer Finance
Encore Capital Group, Inc. (a)	20,283	1,102,381
Insurance
Kinsale Capital Group, Inc.	16,326	6,385,425
Total Financials		39,062,269
Common Stocks | 97.5% (Continued)
	Shares	Value
Health Care | 16.9%
Biotechnology
ADMA Biologics, Inc. (a)	220,600	$4,023,744
Health Care Equipment & Supplies
Enovis Corp. (a)	106,576	2,839,184
Envista Holdings Corp. (a)	223,000	4,841,330
Globus Medical, Inc., Class A (a)	76,325	6,663,936
Integer Holdings Corp. (a)	40,670	3,189,748
iRhythm Technologies, Inc. (a)	27,400	4,861,856
Lantheus Holdings, Inc. (a)	29,300	1,949,915
Health Care Providers & Services
HealthEquity, Inc. (a)	32,800	3,004,808
Life Sciences Tools & Services
Medpace Holdings, Inc. (a)	5,750	3,229,488
Total Health Care		34,604,009
Industrials | 27.1%
Building Products
Hayward Holdings, Inc. (a)	280,900	4,339,905
Modine Manufacturing Co. (a)	26,500	3,538,015
Commercial Services & Supplies
Casella Waste Systems, Inc., Class A (a)	31,600	3,094,904
OPENLANE, Inc. (a)	175,600	5,229,368
Construction & Engineering
Comfort Systems USA, Inc.	1,588	1,482,065
Sterling Infrastructure, Inc. (a)	10,600	3,246,038
Machinery
ESAB Corp.	49,376	5,516,287
Federal Signal Corp.	58,994	6,406,158
JBT Marel Corp.	27,500	4,143,425
Marine Transportation
Kirby Corp. (a)	36,000	3,966,480
Professional Services
CACI International, Inc., Class A (a)	9,471	5,046,243
Verra Mobility Corp. (a)	109,200	2,447,172
Trading Companies & Distributors
Applied Industrial Technologies, Inc.	26,726	6,862,435
Total Industrials		55,318,495
Information Technology | 14.0%
Electronic Equipment, Instruments & Components
Advanced Energy Industries, Inc.	32,762	6,859,380
The accompanying notes are an integral part of these financial statements.
30    Portfolio of Investments

Portfolio of Investments | Small-Company Stock Fund | December 31, 2025 | (Continued)
Common Stocks | 97.5% (Continued)
	Shares	Value
Information Technology | 14.0% (Continued)
Itron, Inc. (a)	13,300	$1,235,038
Plexus Corp. (a)	40,800	5,997,600
Semiconductors & Semiconductor Equipment
Axcelis Technologies, Inc. (a)	12,500	1,004,250
Software
CCC Intelligent Solutions Holdings, Inc. (a)	374,000	2,973,300
Descartes Systems Group, Inc. (a)	69,370	6,080,974
Q2 Holdings, Inc. (a)	62,300	4,495,568
Total Information Technology		28,646,110
Materials | 2.8%
Chemicals
Avient Corp.	55,127	1,722,167
Element Solutions, Inc.	156,600	3,913,434
Total Materials		5,635,601
Real Estate | 2.5%
Real Estate Management & Development
Cushman & Wakefield Ltd. (a)	319,800	5,177,562
Total Real Estate		5,177,562
Total Common Stocks (Cost $158,174,744)		199,130,744

Money Market Fund | 2.6%
	Shares	Value
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.74% (b)	5,222,715	$5,222,715
Total Money Market Fund (Cost $5,222,715)		5,222,715
Total Investments in Securities (Cost $163,397,459) | 100.1%		$204,353,459
Other Assets less Liabilities (0.1)%		(182,852)
Net Assets 100.0%		$204,170,607

(a)	Non-income producing.
(b)	7-day yield at December 31, 2025.
The accompanying notes are an integral part of these financial statements.
Portfolio of Investments    31

Statements of Assets and Liabilities
December 31, 2025

Assets	Daily Income Fund	Short-Term Government Securities Fund	Short-Term Bond Fund
Investments in securities, excluding repurchase agreements, at value (cost:$96,264,014, $60,757,057, $418,828,296, $145,330,297, $11,711,429, $593,925,031, $225,103,892, $74,594,090 and $163,397,459, respectively)	$96,264,014	$60,818,974	$423,334,247
Repurchase Agreements, at value and cost	120,000,000	—	—
Foreign currency (cost $4)	—	—	—
Investment securities sold receivable	—	—	—
Dividends, interest, and tax reclaims receivable	296,311	313,211	3,543,081
Capital shares sold receivable	601,781	34,583	456,822
Prepaid expenses	12,454	6,147	19,580
Total Assets	217,174,560	61,172,915	427,353,730
Liabilities
Accrued expenses payable	63,324	39,283	111,480
Independent Director's/Trustee's deferred compensation payable	1,739	647	3,953
Capital shares redeemed payable	246,178	25,748	73,520
Dividends payable	1,926	13,579	33,332
Due to Homestead Advisers	88,602	21,652	246,877
Total Liabilities	401,769	100,909	469,162
Net Assets	$216,772,791	$61,072,006	$426,884,568
Net Assets Consist Of:
Distributable earnings (losses)	(3,666)	(2,765,499)	(25,061,511)
Paid-in-capital applicable to outstanding shares of 216,777,119, 12,060,789, 85,287,757, 30,771,507, 6,070,716, 20,331,281, 23,689,452, 9,633,561 and 8,544,029, respectively	216,776,457	63,837,505	451,946,079
Net Assets	$216,772,791	$61,072,006	$426,884,568
Net Asset Value Per Share	$1.00	$5.06	$5.01

(a)	Represents investment in the S&P 500 Index Master Portfolio managed by BlackRock Fund Advisors.
The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

Intermediate Bond Fund	Stock Index Fund	Value Fund	Growth Fund	International Equity Fund	Small-Company Stock Fund
$141,678,911	$297,391,704 (a)	$1,072,841,963	$443,290,268	$100,797,407	$204,353,459
—	—	—	—	—	—
—	—	—	—	4	—
—	643,768	—	—	—	—
1,102,695	—	846,068	59,796	437,375	100,988
125,915	87,936	246,638	100,240	19,001	32,426
8,746	27,488	30,934	22,441	12,949	8,925
142,916,267	298,150,896	1,073,965,603	443,472,745	101,266,736	204,495,798

53,877	69,654	246,241	109,606	56,213	93,430
705	1,262	7,171	1,317	1,070	3,503
45,454	731,704	273,436	304,312	61,528	56,833
2,274	315	—	—	—	—
81,608	86,372	508,601	271,602	70,800	171,425
183,918	889,307	1,035,449	686,837	189,611	325,191
$142,732,349	$297,261,589	$1,072,930,154	$442,785,908	$101,077,125	$204,170,607

(19,458,682)	283,930,059	488,873,931	223,974,441	27,721,548	49,528,823
162,191,031	13,331,530	584,056,223	218,811,467	73,355,577	154,641,784
$142,732,349	$297,261,589	$1,072,930,154	$442,785,908	$101,077,125	$204,170,607
$4.64	$48.97	$52.77	$18.69	$10.49	$23.90
The accompanying notes are an integral part of these financial statements.
Statements of Assets and Liabilities

Statements of Operations
For the Period Ended December 31, 2025

Investment Income	Daily Income Fund	Short-Term Government Securities Fund	Short-Term Bond Fund
Interest	$9,498,481	$2,335,305	$19,905,521
Dividends*	—	—	—
Allocated from Master Portfolio
Dividends*	—	—	—
Interest	—	—	—
Total Investment Income	9,498,481	2,335,305	19,905,521
Expenses
Management fees	884,114	263,844	2,573,876
Custodian, accounting, and administrative services	112,094	95,914	135,121
Shareholder servicing fees	103,306	75,380	127,401
Director, Trustee, and Board meeting expenses	65,113	18,355	120,310
Legal and audit fees	60,439	20,201	108,363
Registration fees	32,799	24,848	31,122
Printing and regulatory filings	15,282	8,896	32,494
Insurance	9,044	2,297	17,499
Communication	625	363	905
Sub-transfer agency fees	363	1,453	10,022
Other expenses	9,508	16,450	103,321
Administration fees	—	—	—
Allocated from Master Portfolio	—	—	—
Total Expenses	1,292,687	528,001	3,260,434
Less fees waived by Homestead Advisers	—	(88,171)	—
Net Expenses	1,292,687	439,830	3,260,434
Net Investment Income (Loss)	8,205,794	1,895,475	16,645,087
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss):
Unaffiliated securities	10,421	422,100	1,834,819
Foreign currencies	—	—	—
Net realized gain (loss) on investments	10,421	422,100	1,834,819
Net change in unrealized appreciation (depreciation):
Unaffiliated securities	—	720,840	5,603,350
Foreign currencies	—	—	—
Net change in unrealized appreciation (depreciation)	—	720,840	5,603,350
Net Gain (Loss) on Investments	10,421	1,142,940	7,438,169
Net Increase (Decrease) in Net Assets From Operations	$8,216,215	$3,038,415	$24,083,256
* Includes foreign tax withholding expense of $18,800 in Stock Index Fund, $52,269 in Value Fund, $8,063 in Growth Fund, $241,239 in International Equity Fund and $16,041 in Small-Company Stock Fund.

(a)	Represents expenses allocated to the Fund by the S&P 500 Master Portfolio after expense reimbursements of $1,920.
(b)	Represents realized and unrealized gains on investments allocated from the Master Portfolio.
The accompanying notes are an integral part of these financial statements.

Statements of Operations

Intermediate Bond Fund	Stock Index Fund	Value Fund	Growth Fund	International Equity Fund	Small-Company Stock Fund
$6,224,490	$—	$726,384	$107,481	$117,341	$243,773
—	—	18,013,609	1,848,063	2,301,967	1,644,563

—	3,403,175	—	—	—	—
—	40,982	—	—	—	—
6,224,490	3,444,157	18,739,993	1,955,544	2,419,308	1,888,336

831,124	—	4,812,190	2,586,620	711,949	1,794,701
118,765	87,951	183,255	129,838	133,059	72,020
69,510	151,877	266,687	172,356	134,419	172,256
40,078	82,585	304,724	120,530	30,347	60,040
37,246	68,410	257,678	104,212	29,522	64,367
36,652	28,931	33,666	33,295	32,447	30,497
11,549	24,191	82,756	37,806	18,411	29,898
5,648	7,063	40,859	15,870	3,488	9,599
343	1,309	2,052	1,196	924	1,249
7	27,565	211,940	32,897	2,675	67,719
36,626	10,382	36,653	15,420	5,023	8,012
—	684,788	—	—	—	—
—	27,178 (a)	—	—	—	—
1,187,548	1,202,230	6,232,460	3,250,040	1,102,264	2,310,358
(78,869)	—	—	—	—	—
1,108,679	1,202,230	6,232,460	3,250,040	1,102,264	2,310,358
5,115,811	2,241,927	12,507,533	(1,294,496)	1,317,044	(422,022)

(417,648)	3,079,749(b )	87,981,608	59,485,780	9,902,744	26,960,474
—	—	—	—	18,980	—
(417,648)	3,079,749	87,981,608	59,485,780	9,921,724	26,960,474

3,894,313	39,495,290(b )	39,940,820	7,284,050	7,514,227	(26,552,844)
—	—	—	—	25,820	—
3,894,313	39,495,290	39,940,820	7,284,050	7,540,047	(26,552,844)
3,476,665	42,575,039	127,922,428	66,769,830	17,461,771	407,630
$8,592,476	$44,816,966	$140,429,961	$65,475,334	$18,778,815	$(14,392)
The accompanying notes are an integral part of these financial statements.
Statements of Operations

Statements of Changes in Net Assets

	Daily Income Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) In Net Assets
Operations
Net investment income	$8,205,794	$10,121,919
Net realized gain (loss) on investments	10,421	5,918
Net change in unrealized appreciation (depreciation)	—	—
Increase in net assets from operations	8,216,215	10,127,837
Distributions to Shareholders
Distributions to shareholders	(8,205,800)	(10,057,835)
Total distributions to shareholders	(8,205,800)	(10,057,835)
Capital Share Transactions
Net capital share transactions	(7,593,536)	5,834,131
Total increase (decrease) in net assets from capital transactions	(7,593,536)	5,834,131
Total Increase (Decrease) in Net Assets	(7,583,121)	5,904,133
Net Assets
Beginning of year	$224,355,912	$218,451,779
End of year	$216,772,791	$224,355,912
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

Short-Term Government Securities Fund		Short-Term Bond Fund		Intermediate Bond Fund
Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024

$1,895,475	$1,789,643	$16,645,087	$16,587,134	$5,115,811	$4,857,196
422,100	70,753	1,834,819	(1,908,856)	(417,648)	(301,531)
720,840	(74,097)	5,603,350	2,994,624	3,894,313	(2,070,728)
3,038,415	1,786,299	24,083,256	17,672,902	8,592,476	2,484,937

(1,886,770)	(1,848,507)	(16,686,937)	(16,703,009)	(5,161,018)	(4,927,834)
(1,886,770)	(1,848,507)	(16,686,937)	(16,703,009)	(5,161,018)	(4,927,834)

2,726,271	(181,096)	(15,575,113)	(13,167,189)	(1,304,025)	14,228,621
2,726,271	(181,096)	(15,575,113)	(13,167,189)	(1,304,025)	14,228,621
3,877,916	(243,304)	(8,178,794)	(12,197,296)	2,127,433	11,785,724

$57,194,090	$57,437,394	$435,063,362	$447,260,658	$140,604,916	$128,819,192
$61,072,006	$57,194,090	$426,884,568	$435,063,362	$142,732,349	$140,604,916
The accompanying notes are an integral part of these financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets (Continued)

	Stock Index Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) In Net Assets
Operations
Net investment income	$2,241,927	$2,210,234
Net realized gain (loss) on investments	3,079,749	727,001
Net change in unrealized appreciation (depreciation)	39,495,290	50,322,952
Increase in net assets from operations	44,816,966	53,260,187
Distributions to Shareholders
Distributions to shareholders	(5,359,849)	(2,817,984)
Total distributions to shareholders	(5,359,849)	(2,817,984)
Capital Share Transactions
Net capital share transactions	(3,537,891)	(13,126,847)
Total increase (decrease) in net assets from capital transactions	(3,537,891)	(13,126,847)
Total Increase (Decrease) in Net Assets	35,919,226	37,315,356
Net Assets
Beginning of year	$261,342,363	$224,027,007
End of year	$297,261,589	$261,342,363
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

Value Fund		Growth Fund		International Equity Fund
Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024

$12,507,533	$13,208,202	$(1,294,496)	$(1,146,262)	$1,317,044	$1,103,876
87,981,608	90,893,410	59,485,780	28,724,231	9,921,724	1,067,103
39,940,820	29,468,688	7,284,050	67,779,800	7,540,047	(1,227,957)
140,429,961	133,570,300	65,475,334	95,357,769	18,778,815	943,022

(106,415,327)	(92,287,765)	(59,944,075)	(23,481,037)	(10,038,967)	(2,337,192)
(106,415,327)	(92,287,765)	(59,944,075)	(23,481,037)	(10,038,967)	(2,337,192)

29,457,125	19,382,227	46,210,813	(840,941)	5,986,799	837,726
29,457,125	19,382,227	46,210,813	(840,941)	5,986,799	837,726
63,471,759	60,664,762	51,742,072	71,035,791	14,726,647	(556,444)

$1,009,458,395	$948,793,633	$391,043,836	$320,008,045	$86,350,478	$86,906,922
$1,072,930,154	$1,009,458,395	$442,785,908	$391,043,836	$101,077,125	$86,350,478
The accompanying notes are an integral part of these financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets (Continued)

	Small-Company Stock Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) In Net Assets
Operations
Net investment income	$(422,022)	$(314,099)
Net realized gain (loss) on investments	26,960,474	15,763,481
Net change in unrealized appreciation (depreciation)	(26,552,844)	4,238,054
Increase in net assets from operations	(14,392)	19,687,436
Distributions to Shareholders
Distributions to shareholders	(21,016,624)	(12,490,919)
Total distributions to shareholders	(21,016,624)	(12,490,919)
Capital Share Transactions
Net capital share transactions	(13,089,425)	(15,914,236)
Total increase (decrease) in net assets from capital transactions	(13,089,425)	(15,914,236)
Total Increase (Decrease) in Net Assets	(34,120,441)	(8,717,719)
Net Assets
Beginning of year	$238,291,048	$247,008,767
End of year	$204,170,607	$238,291,048
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

Financial Highlights
Daily Income Fund

The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years or, if shorter, the period of a Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).
	Year Ended December 31,
For a Share Outstanding Throughout Each Year	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.04	0.05	0.04	0.01 (a,b)	— (a,b,c)
Net realized and unrealized gain (loss) on investments	— (c)	— (c)	— (c)	— (c)	— (c)
Total from investment operations	0.04	0.05	0.04	0.01 (a)	— (a,c)
Distributions
Net investment income	(0.04)	(0.05)	(0.04)	(0.01)	— (c)
Net realized gain	—	—	—	—	—
Total distributions	(0.04)	(0.05)	(0.04)	(0.01)	— (a,c)
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return	3.77%	4.68%	4.58%	1.20%	0.01%
Ratios/Supplemental Data
Net assets, end of year (thousands)	$216,773	$224,356	$218,452	$204,560	$179,589
Ratio of net investment income to average net assets	3.71%	4.61%	4.48%	1.24%(a,b)	0.01%(a,b)
Ratio of gross expenses before voluntary expense limitation to average net assets	0.58%	0.59%	0.59%	0.59%	0.70%
Ratio of expenses to average net assets	0.58%	0.59%	0.59%	0.48%(a,b)	0.04%(a,b)

(a)
Effective August 14, 2009, Homestead Advisers agreed to waive fees and/or reimburse expenses to the extent necessary to assist the Fund in attempting to maintain a positive yield. The temporary waiver continued through May 11, 2017 and April 20, 2020 through May 6, 2022.

(b)	Excludes excess investment management fees and other expenses voluntarily waived and reimbursed by Homestead Advisers.
(c)	Less than $0.01 per share.
The accompanying notes are an integral part of these financial statements.
Financial Highlights

Financial Highlights
Short-Term Government Securities Fund

	Year Ended December 31,
For a Share Outstanding Throughout Each Year	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$4.96	$4.97	$4.87	$5.21	$5.29
Income from investment operations
Net investment income	0.16	0.16	0.12	0.06	0.02
Net realized and unrealized gain (loss) on investments	0.10	(0.01)	0.10	(0.34)	(0.08)
Total from investment operations	0.26	0.15	0.22	(0.28)	(0.06)
Distributions
Net investment income	(0.16)	(0.16)	(0.12)	(0.06)	(0.02)
Net realized gain	—	—	—	—	—
Total distributions	(0.16)	(0.16)	(0.12)	(0.06)	(0.02)
Net Asset Value, End of Year	$5.06	$4.96	$4.97	$4.87	$5.21
Total Return	5.34%	3.07%	4.68%	-5.41%	-1.18%
Ratios/Supplemental Data
Net assets, end of year (thousands)	$61,072	$57,194	$57,437	$67,671	$77,512
Ratio of net investment income to average net assets	3.23%(a)	3.12%(a)	2.51%(a)	1.16%(a)	0.32%(a)
Ratio of gross expenses before voluntary expense limitation to average net assets	0.90%	0.88%	0.84%	0.80%	0.79%
Ratio of expenses to average net assets	0.75%(a)	0.75%(a)	0.75%(a)	0.75%(a)	0.75%(a)
Portfolio turnover rate	501%(b)	463%(b)	442%(b,c)	202%(b)	155%(b)

(a)	Excludes expenses in excess of a 0.75% contractual expense limitation with Homestead Advisers, in effect through April 30, 2027.
(b)	Rate includes purchases and sales of long-term U.S. Treasury Bonds.
(c)	The change in the portfolio turnover rate from 2022 to 2023, is due to an increase in trading of U.S. Treasury bonds, due to market events.
The accompanying notes are an integral part of these financial statements.

Financial Highlights

Financial Highlights
Short-Term Bond Fund

	Year Ended December 31,
For a Share Outstanding Throughout Each Year	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$4.92	$4.91	$4.81	$5.19	$5.32
Income from investment operations
Net investment income	0.19	0.19	0.16	0.08	0.02
Net realized and unrealized gain (loss) on investments	0.09	0.01	0.10	(0.38)	(0.08)
Total from investment operations	0.28	0.20	0.26	(0.30)	(0.06)
Distributions
Net investment income	(0.19)	(0.19)	(0.16)	(0.08)	(0.02)
Net realized gain	—	—	—	—	(0.05)
Total distributions	(0.19)	(0.19)	(0.16)	(0.08)	(0.07)
Net Asset Value, End of Year	$5.01	$4.92	$4.91	$4.81	$5.19
Total Return	5.85%	4.09%	5.40%	-5.72%	-1.11%
Ratios/Supplemental Data
Net assets, end of year (thousands)	$426,885	$435,063	$447,261	$480,809	$565,306
Ratio of net investment income to average net assets	3.88%	3.78%	3.20%	1.66%	0.40%
Ratio of expenses to average net assets	0.76%	0.77%	0.76%	0.76%	0.79%
Portfolio turnover rate	265%(a)	322%(a)	395%(a)	328%(a)	355%(a)

(a)	Rate includes purchases and sales of long-term U.S. Treasury Bonds.
The accompanying notes are an integral part of these financial statements.
Financial Highlights

Financial Highlights
Intermediate Bond Fund

	Year Ended December 31,
For a Share Outstanding Throughout Each Year	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$4.52	$4.61	$4.48	$5.28	$5.41
Income from investment operations
Net investment income	0.17	0.17	0.15	0.10	0.07
Net realized and unrealized gain (loss) on investments	0.12	(0.09)	0.13	(0.80)	(0.13)
Total from investment operations	0.29	0.08	0.28	(0.70)	(0.06)
Distributions
Net investment income	(0.17)	(0.17)	(0.15)	(0.10)	(0.07)
Net realized gain	—	—	—	—	—
Total distributions	(0.17)	(0.17)	(0.15)	(0.10)	(0.07)
Net Asset Value, End of Year	$4.64	$4.52	$4.61	$4.48	$5.28
Total Return	6.53%	1.68%	6.35%	-13.38%	-1.12%
Ratios/Supplemental Data
Net assets, end of year (thousands)	$142,732	$140,605	$128,819	$130,758	$151,336
Ratio of net investment income to average net assets	3.69%(a)	3.59%(a)	3.24%(a)	1.93%(a)	1.03%(a)
Ratio of gross expenses before voluntary expense limitation to average net assets	0.86%	0.86%	0.89%	0.87%	0.91%
Ratio of expenses to average net assets	0.80%(a)	0.80%(a)	0.80%(a)	0.80%(a)	0.80%(a)
Portfolio turnover rate	183%(b)	131%(b)	189%(b)	258%(b)	249%(b)

(a)	Excludes expenses in excess of a 0.80% contractual expense limitation with Homestead Advisers, in effect through April 30, 2027.
(b)	Rate includes purchases and sales of long-term U.S. Treasury Bonds.
The accompanying notes are an integral part of these financial statements.

Financial Highlights

Financial Highlights
Stock Index Fund

	Year Ended December 31,
For a Share Outstanding Throughout Each Year	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$42.50	$34.53	$27.85	$34.82	$27.78
Income from investment operations
Net investment income	0.37	0.37	0.39	0.34	0.29
Net realized and unrealized gain (loss) on investments	6.99	8.06	6.77	(6.78)	7.50
Total from investment operations	7.36	8.43	7.16	(6.44)	7.79
Distributions
Net investment income	(0.39)	(0.35)	(0.36)	(0.34)	(0.30)
Net realized gain	(0.50)	(0.11)	(0.12)	(0.19)	(0.45)
Total distributions	(0.89)	(0.46)	(0.48)	(0.53)	(0.75)
Net Asset Value, End of Year	$48.97	$42.50	$34.53	$27.85	$34.82
Total Return	17.36%	24.39%	25.73%	-18.50%	28.09%
Ratios/Supplemental Data
Net assets, end of year (thousands)	$297,262	$261,342	$224,027	$191,640	$241,756
Ratio of net investment income to average net assets	0.82%	0.89%	1.20%	1.12%	0.91%
Ratio of expenses to average net assets	0.44%	0.48%	0.44%	0.48%	0.50%
Portfolio turnover rate (a)	N/A	N/A	N/A	N/A	N/A

(a)
Substantially all of the assets of the Stock Index Fund are invested in the S&P 500 Index Master Portfolio managed by BlackRock Fund
Advisors. Please refer to the financial highlights in the Appendix for the portfolio turnover rate of the S&P 500 Index Master Portfolio.

The accompanying notes are an integral part of these financial statements.
Financial Highlights

Financial Highlights
Value Fund

	Year Ended December 31,
For a Share Outstanding Throughout Each Year	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$51.05	$48.96	$46.29	$54.33	$47.28
Income from investment operations
Net investment income	0.63	0.67	0.72	0.68	0.63
Net realized and unrealized gain (loss) on investments	6.69	6.38	5.14	(3.84)	11.12
Total from investment operations	7.32	7.05	5.86	(3.16)	11.75
Distributions
Net investment income	(0.69)	(0.66)	(0.72)	(0.68)	(0.64)
Net realized gain	(4.91)	(4.30)	(2.47)	(4.20)	(4.06)
Total distributions	(5.60)	(4.96)	(3.19)	(4.88)	(4.70)
Net Asset Value, End of Year	$52.77	$51.05	$48.96	$46.29	$54.33
Total Return	14.54%	14.31%	12.86%	-5.50%	25.07%
Ratios/Supplemental Data
Net assets, end of year (thousands)	$1,072,930	$1,009,458	$948,794	$925,133	$1,048,264
Ratio of net investment income to average net assets	1.22%	1.30%	1.50%	1.42%	1.14%
Ratio of expenses to average net assets	0.61%	0.62%	0.64%	0.62%	0.63%
Portfolio turnover rate	14%	14%	10%	10%	9%
The accompanying notes are an integral part of these financial statements.

Financial Highlights

Financial Highlights
Growth Fund

	Year Ended December 31,
For a Share Outstanding Throughout Each Year	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$18.47	$14.98	$10.40	$16.66	$15.56
Income from investment operations
Net investment loss	— (a)	— (a)	(— )	—	(0.08)
Net realized and unrealized gain (loss) on investments	3.08	4.65	4.96	(5.55)	2.70
Total from investment operations	3.08	4.65	4.96	(5.55)	2.62
Distributions
Net investment income	—	—	—	—	—
Net realized gain	(2.86)	(1.16)	(0.38)	(0.71)	(1.52)
Total distributions	(2.86)	(1.16)	(0.38)	(0.71)	(1.52)
Net Asset Value, End of Year	$18.69	$18.47	$14.98	$10.40	$16.66
Total Return	17.09%	30.90%	47.81%	-33.45%	17.13%
Ratios/Supplemental Data
Net assets, end of year (thousands)	$442,786	$391,044	$320,008	$234,678	$379,264
Ratio of net investment income to average net assets	(0.32)%	(0.32)%	(0.28)%	(0.35)%	(0.50)%
Ratio of expenses to average net assets	0.79%	0.82%	0.84%	0.83%	0.84%
Portfolio turnover rate	35%	20%	19%	23%	26%

(a)	Less than $0.01 per share.
The accompanying notes are an integral part of these financial statements.
Financial Highlights

Financial Highlights
International Equity Fund

	Year Ended December 31,
For a Share Outstanding Throughout Each Year	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$9.53	$9.69	$8.86	$11.52	$10.84
Income from investment operations
Net investment income	0.15	0.12	0.14	0.19	0.13
Net realized and unrealized gain (loss) on investments	1.95	(0.02)	1.25	(2.40)	1.07
Total from investment operations	2.10	0.10	1.39	(2.21)	1.20
Distributions
Net investment income	(0.17)	(0.11)	(0.15)	(0.18)	(0.12)
Net realized gain	(0.97)	(0.15)	(0.41)	(0.27)	(0.40)
Total distributions	(1.14)	(0.26)	(0.56)	(0.45)	(0.52)
Net Asset Value, End of Year	$10.49	$9.53	$9.69	$8.86	$11.52
Total Return	22.21%	1.01%	15.82%	-19.13%	11.09%
Ratios/Supplemental Data
Net assets, end of year (thousands)	$101,077	$86,350	$86,907	$82,091	$103,285
Ratio of net investment income to average net assets	1.39%	1.25%	1.45%(a)	1.97%(a)	1.07%(a)
Ratio of gross expenses before voluntary expense limitation to average net assets	1.16%	1.15%	1.14%	1.16%	1.19%
Ratio of expenses to average net assets	1.16%	1.15%	1.04%(a)	1.00%(a)	1.00%(a)
Portfolio turnover rate	27%(b)	12%	20%	13%	13%

(a)
Excludes expenses in excess of a 0.99% contractual expense limitation with Homestead Advisers prior to May 1, 2021 and a 1.00%
contractual expense limitation with Homestead Advisers, in effect from May 1, 2021 through September 23, 2023.

(b)	The change in portfolio turnover from 2024 to 2025 is due to a repositioning of the portfolio due to market opportunities.
The accompanying notes are an integral part of these financial statements.

Financial Highlights

Financial Highlights
Small-Company Stock Fund

	Year Ended December 31,
For a Share Outstanding Throughout Each Year	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$26.35	$25.55	$22.69	$28.72	$28.36
Income from investment operations
Net investment income (loss)	0.01	0.01	0.02	(— )	0.12
Net realized and unrealized gain (loss) on investments	0.14	2.22	3.83	(4.87)	5.53
Total from investment operations	0.15	2.23	3.85	(4.87)	5.65
Distributions
Net investment income	—	—	(0.02)	— (a)	(0.12)
Net realized gain	(2.60)	(1.43)	(0.97)	(1.16)	(5.17)
Total distributions	(2.60)	(1.43)	(0.99)	(1.16)	(5.29)
Net Asset Value, End of Year	$23.90	$26.35	$25.55	$22.69	$28.72
Total Return	0.56%	8.52%	17.09%	-16.91%	20.68%
Ratios/Supplemental Data
Net assets, end of year (thousands)	$204,171	$238,291	$247,009	$240,345	$314,019
Ratio of net investment income to average net assets	(0.20)%	(0.13)%	0.13%	0.01%	0.36%
Ratio of expenses to average net assets	1.09%	1.14%	1.07%	1.05%	1.06%
Portfolio turnover rate	37%(b)	17%	15%	16%	24%

(a)	Less than $0.01 per share.
(b)	The change in portfolio turnover from 2024 to 2025 is due to a repositioning of the portfolio due to market volatility.
The accompanying notes are an integral part of these financial statements.
Financial Highlights

Notes to Financial Statements

1.
Organization
Homestead Funds, Inc. (the "Corporation") is a Maryland corporation organized on June 29, 1990. Homestead Funds Trust (the "Trust") is a Massachusetts business trust organized on February 15, 2019. The Corporation and the Trust are each registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation currently consists of eight portfolios, Daily Income Fund, Short-Term Government Securities Fund, Short-Term Bond Fund, Stock Index Fund, Value Fund, Growth Fund, International Equity Fund, and Small-Company Stock Fund, and the Trust currently consists of the Intermediate Bond Fund (each individually a "Fund" and collectively, the "Homestead Funds" or "Funds"). The Board of Directors of the Corporation and the Board of Trustees of the Trust are referred to collectively as the "Board".
Each Fund is a separate investment portfolio with distinct investment objectives, investment programs, policies and restrictions. The investment objectives of the Funds, as well as the nature and risks of the investment activities of each Fund, are set  forth more fully in Homestead Funds’ Prospectus and Statement of Additional Information. All of the Funds are diversified for purposes of the Act.
The Stock Index Fund pursues its investment objective by seeking to replicate the total return performance of the S&P 500 Index, which is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. At December 31, 2025, the Stock Index Fund was operating as a feeder fund, whereby substantially all of its assets are invested in the S&P 500 Index Master Portfolio (the “Master Portfolio”), an open-end investment company managed by BlackRock Fund Advisors. At December 31, 2025, the Stock Index Fund’s investment constituted 0.55% of the Master Portfolio. The financial statements of the Master Portfolio are contained in the Appendix of this report and should be read in conjunction with the financial statements for the Stock Index Fund.
2.
Summary of Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Homestead Funds is considered an Investment Company under GAAP and follows the accounting and reporting guidance set  forth in ASC Topic 946 Financial Services—Investment Companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Security Valuation Each Fund’s net asset value per share is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. ET), ("Valuation Time"). Net asset values per share normally are calculated every day the NYSE is open for regular trading. The NYSE is closed on weekends and major holidays. On any day that regular trading on the NYSE closes earlier than scheduled, the Fund will advance the time as of which the NAV is calculated and, therefore, also the time by which purchase and redemption orders must be received in order to receive that day's NAV. The Board has designated Homestead Advisers Corp. (the "Adviser" or "Homestead Advisers") as the Funds' valuation designee pursuant to Rule 2a-5 under the 1940 Act effective September 8, 2022. Homestead Advisers and the Board have each adopted policies and procedures for the valuation of portfolio securities ("Valuation Procedures"). Portfolio securities for which market quotations are readily available are valued at current market value as of the Valuation Time in accordance with the Valuation Procedures. Market value is generally determined on the basis of official closing prices or the last reported sales prices and/or may be based on quotes or prices (including evaluated prices) supplied by the Funds’ approved independent pricing services. Homestead Advisers will fair value a security in accordance with the Valuation Procedures if: (i) readily available market quotations are not available; (ii) in the opinion of the Homestead Advisers, the market value does not constitute a readily available market quotation or does not reflect fair value; or (iii) a significant event has occurred that would impact a security's valuation.
The Board has delegated day-to-day responsibility for determining the fair value of securities to the Adviser. Homestead Advisers has chartered an internal Valuation Committee to oversee the implementation of the Valuation Procedures, monitor the valuation process, and provide quarterly reports to the Board. The Valuation Committee reports all instances of fair valuation to the Board at each quarterly Board meeting, as applicable.
A disclosure hierarchy that categorizes the inputs used to value assets and liabilities at measurement date has been established under GAAP. These inputs are summarized into three broad levels as follows:
● Level 1—quoted prices in active markets for identical investments;
● Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

Notes to Financial Statements

Notes to Financial Statements | (Continued)
● Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.
The Funds use the following valuation techniques to value securities by major category:
Registered investment company shares (other than shares of exchange-traded funds and closed-end fund shares that trade on an exchange) are valued at the net asset value determined by the registered investment company after the close of the NYSE. The Funds invest in regulated investment companies that seek to maintain a share price of $1.00 and are categorized as Level 1 in the hierarchy.
Domestic equity securities and shares of exchange traded funds that are traded on a national securities exchange are valued at the closing price as reported by an independent pricing service from the primary market in which the securities trade and are categorized as Level 1. Securities not traded or dealt in upon a national securities exchange for which over-the-counter market quotations are readily available generally are valued (i) at the last quoted sales price (if adequate trading volume is present) or, (ii) otherwise at the last bid price.
Foreign equity securities that are traded on a foreign exchange are valued based on the closing price as reported by an independent pricing service from the primary market in which such securities are normally traded. An independent pricing service is utilized to fair value foreign equity securities based on the impact of market events between the close of the foreign exchange and the time the net asset value is calculated. Foreign equity securities that are fair valued are categorized as Level 2 in the hierarchy and foreign equity securities not fair valued are categorized as Level 1.
Fixed-income securities, including corporate, government, municipal, mortgage-backed and asset-backed securities are (1) valued by an independent pricing service based on market prices or broker/dealer quotations or other appropriate measures, or (2) valued at market value generated by Homestead Advisers using a pricing matrix or model based on benchmark yields, issuer, spreads,monthly payment information or other available market information for securities of similar characteristics. For purposes of the Valuation Procedures, the process described in (2) is deemed to be a fair valuation of such portfolio securities, solely for the purpose of the applicability of the fair valuation determinations set  forth in the Valuation Procedures. For fixed-income securities, the security is valued following the sequence above and flows to the next method only if the prior method is not available.
Fixed income securities utilizing these methods are generally categorized as Level 2. Fixed income securities that are valued using only a broker quote, absent corroborating observable inputs are categorized as Level 3.
Fixed income securities and commercial paper held in the Daily Income Fund are valued at amortized cost and are categorized as Level 2 in the hierarchy. The amortized cost method does not take into account unrealized gains or losses on the portfolio securities. Amortized cost valuation involves initially valuing a security at its cost, and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value of a security, as determined by amortized cost, may be higher or lower than the price the Daily Income Fund would receive if it sold the security.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would impact a security’s valuation, the security will be fair valued as determined in good faith by the Fund's Adviser as the Valuation Designee. The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and therefore, is subject to the risk that the value that is assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security were readily available. Such securities are generally categorized as Level 3 in the hierarchy.
The Stock Index Fund records its investment in the Master Portfolio at the market value of its proportionate interest in the net assets of the Master Portfolio. For purposes of determining the net asset value of the Stock Index Fund, the securities of the Master Portfolio are priced by the investment advisor to the Master Portfolio under the direction of the Board of Trustees of the Master Portfolio. The policies and procedures are discussed in the notes to the Master Portfolio’s financial statements, included in the Appendix of this report.
Notes to Financial Statements

Notes to Financial Statements | (Continued)
The following table summarizes each Fund’s investments, based on the inputs used to determine their values on December 31, 2025 (other than Stock Index Fund). The level classifications of the Master Portfolio as of December 31, 2025 are included in the Appendix.
Daily Income Fund	Level 1	Level 2	Level 3	Total
Repurchase Agreements	$—	$120,000,000	$—	$120,000,000
U.S. Government and Agency Obligations	—	95,151,127	—	95,151,127
Money Market Fund	1,112,887	—	—	1,112,887
Total	$1,112,887	$215,151,127	$—	$216,264,014

Short-Term Government Securities Fund
U.S. Government and Agency Obligations	$—	$39,131,733	$—	$39,131,733
Mortgage-Backed Securities	—	14,265,726	—	14,265,726
Corporate Bonds	—	3,671,986	—	3,671,986
Asset-Backed Securities	—	2,550,171	—	2,550,171
Money Market Fund	1,199,358	—	—	1,199,358
Total	$1,199,358	$59,619,616	$—	$60,818,974

Short-Term Bond Fund
Corporate Bonds	$—	$165,492,434	$—	$165,492,434
U.S. Government and Agency Obligations	—	147,097,269	—	147,097,269
Mortgage-Backed Securities	—	55,624,216	—	55,624,216
Asset-Backed Securities	—	47,784,526	—	47,784,526
Foreign Government Obligations	—	2,698,756	—	2,698,756
Money Market Fund	4,637,046	—	—	4,637,046
Total	$4,637,046	$418,697,201	$—	$423,334,247

Intermediate Bond Fund
U.S. Government and Agency Obligations	$—	$44,043,350	$—	$44,043,350
Mortgage-Backed Securities	—	43,574,058	—	43,574,058
Corporate Bonds	—	40,192,293	—	40,192,293
Asset-Backed Securities	—	10,271,374	—	10,271,374
Municipal Bonds	—	1,529,878	—	1,529,878
Foreign Government Obligations	—	670,045	—	670,045
Money Market Fund	1,397,913	—	—	1,397,913
Total	$1,397,913	$140,280,998	$—	$141,678,911

Value Fund
Common Stocks	$1,054,197,682	$—	$—	$1,054,197,682
Money Market Fund	18,644,281	—	—	18,644,281
Total	$1,072,841,963	$—	$—	$1,072,841,963

Growth Fund
Common Stocks	$439,239,625	$—	$—	$439,239,625
Money Market Fund	4,050,643	—	—	4,050,643
Total	$443,290,268	$—	$—	$443,290,268

International Equity Fund
Common Stocks	$15,577,941	$82,655,482	$—	$98,233,423
Money Market Fund	2,563,984	—	—	2,563,984
Total	$18,141,925	$82,655,482	$—	$100,797,407

Small-Company Stock Fund
Common Stocks	$199,130,744	$—	$—	$199,130,744
Money Market Fund	5,222,715	—	—	5,222,715
Total	$204,353,459	$—	$—	$204,353,459

Notes to Financial Statements

Notes to Financial Statements | (Continued)
Foreign currency The International Equity Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. Foreign-denominated assets, including investment securities and liabilities are translated into U.S. dollars at the exchange rate at the end of the period. Purchases and sales of investment securities and income and dividends received are translated into U.S. dollars at the exchange rate in effect on the transaction date. Currency gains and losses and the effects of exchange rate fluctuations on investments are included with the realized and unrealized gain (loss) on investment securities.
To-be-announced securities The Intermediate Bond Fund purchases securities on a to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. The Fund maintains liquid assets sufficient to settle its commitment to purchase a TBA security.
Repurchase Agreements The Daily Income Fund may enter into repurchase agreements. Collateral on repurchase agreements is taken into possession by the Daily Income Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is a least 102% of the sales price of the repurchase agreement. The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Daily Income Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
Distributions to shareholders Dividends to shareholders are recorded on the ex-dividend date. Ordinary income dividends for the Daily Income Fund, Short-Term Government Securities Fund, Short-Term Bond Fund, and Intermediate Bond Fund are declared daily and paid monthly. Ordinary income dividends for Value Fund are declared and paid semi-annually. Ordinary income dividends for Stock Index Fund, Growth Fund, International Equity Fund, and Small-Company Stock Fund are declared and paid annually. Capital gains dividends, if any, are declared and paid at the end of each fiscal year. Any unpaid ordinary income or capital gains will be paid in June of the subsequent year, but no later than the extended due date of the federal tax return.
Other Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount, and expenses are recorded on the accrual basis. Investment transactions are recorded as of the trade date. Realized gains and losses from investment transactions are reported on the identified cost basis.
The Stock Index Fund records a pro rata share of the Master Portfolio’s income, expenses, and realized and unrealized gains and losses in addition to the Fund’s own expenses, which are accrued daily.
In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future and therefore cannot be estimated; however, the Funds have not had prior claims or losses pursuant to these contracts.
General expenses of the Trust are allocated to each fund of the Trust and general expenses of the Corporation are allocated to each fund of the Corporation, in each case based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund.
3.
Income Tax Information
The Funds' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income to its shareholders. Therefore, no provision for Federal income taxes is required.
Management has analyzed the Funds’ tax positions and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to new tax laws, regulations and administrative interpretations.
Each Fund files U.S. federal, state, and local tax returns as required. Each Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after filing of the tax return but could be longer in certain circumstances.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of the following:  futures and options transactions,
Notes to Financial Statements

Notes to Financial Statements | (Continued)
foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses, unused capital losses, partnership investments, deferred Director’s fees, passive foreign investment company transactions, and REIT transactions, which are reflected as book/tax differences in the following tables.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Reclassifications recorded in 2025 include paydown losses for Short-Term Government Securities Fund, Short-Term Bond Fund, and Intermediate Bond Fund; prior year excise tax and partnership adjustments for Stock Index Fund; REIT transactions, deemed distribution due to equalization, redesignations, and prior year adjustments for Value Fund; ordinary losses and prior year adjustments for Growth Fund; foreign currency transactions for International Equity Fund; and dividend redesignations, REIT transactions, deemed distributions due to equalization, ordinary losses, prior year excise tax, and prior year adjustments for Small-Company Stock Fund. The tax reclassifications for 2025 are reflected below.
	Distributable Earnings (Losses)	Paid in Capital
Daily Income Fund	$309	$(309)
Short-Term Gov. Securities Fund	$—	$—
Short-Term Bond Fund	$(1)	$1
Intermediate Bond Fund	$38	$(38)
Stock Index Fund	$10,945	$(10,945)
Value Fund	$(5,388,998)	$5,388,998
Growth Fund	$4,144	$(4,144)
International Equity Fund	$—	$—
Small-Company Stock Fund	$(1,378,516)	$1,378,516
Tax character of distributions paid in 2025 was as follows:
	Ordinary Income	Long-Term Gain	Return of Capital	Total Distributions
Daily Income Fund	$8,205,800	$—	$—	$8,205,800
Short-Term Gov. Securities Fund	$1,886,770	$—	$—	$1,886,770
Short-Term Bond Fund	$16,686,937	$—	$—	$16,686,937
Intermediate Bond Fund	$5,161,018	$—	$—	$5,161,018
Stock Index Fund	$3,933,259	$1,426,590	$—	$5,359,849
Value Fund	$13,133,290	$93,282,037	$—	$106,415,327
Growth Fund	$254,012	$59,690,063	$—	$59,944,075
International Equity Fund	$1,482,541	$8,556,426	$—	$10,038,967
Small-Company Stock Fund	$—	$21,016,624	$—	$21,016,624
Tax character of distributions paid in 2024 was as follows:
	Ordinary Income	Long-Term Gain	Return of Capital	Total Distributions
Daily Income Fund	$10,057,835	$—	$—	$10,057,835
Short-Term Gov. Securities Fund	$1,848,507	$—	$—	$1,848,507
Short-Term Bond Fund	$16,703,009	$—	$—	$16,703,009
Intermediate Bond Fund	$4,927,834	$—	$—	$4,927,834
Stock Index Fund	$2,693,985	$123,999	$—	$2,817,984
Value Fund	$12,306,418	$79,981,347	$—	$92,287,765
Growth Fund	$—	$23,481,037	$—	$23,481,037
International Equity Fund	$975,357	$1,361,835	$—	$2,337,192
Small-Company Stock Fund	$—	$12,490,919	$—	$12,490,919
Amounts reflected in ordinary income include short-term gain distributions.

Notes to Financial Statements

Notes to Financial Statements | (Continued)
The tax character of distributable earnings/(accumulated losses) at December 31, 2025 was as follows:
	Undistributed Ordinary Income	Undistributed Long-Term Gain	Net Unrealized Appreciation/ Depreciation	Capital Loss Carryforward/ Late Year Loss Deferral	Other Book/Tax Differences	Total Distributable Earnings (Losses)
Daily Income Fund	$—	$—	$—	$—	$(3,666)	$(3,666)
Short-Term Gov. Securities Fund	$34,634	$—	$61,919	$(2,861,405)	$(647)	$(2,765,499)
Short-Term Bond Fund	$—	$—	$4,505,951	$(29,555,375)	$(12,087)	$(25,061,511)
Intermediate Bond Fund	$4,237	$—	$(3,754,572)	$(15,705,368)	$(2,979)	$(19,458,682)
Stock Index Fund	$250,065	$373,331	$285,680,273	$—	$(2,373,610)	$283,930,059
Value Fund	$272,273	$11,493,821	$477,115,009	$—	$(7,172)	$488,873,931
Growth Fund	$2,268,182	$4,427,405	$217,279,844	$—	$(990)	$223,974,441
International Equity Fund	$25,741	$1,486,440	$26,210,436	$—	$(1,069)	$27,721,548
Small-Company Stock Fund	$—	$9,482,511	$40,049,814	$—	$(3,502)	$49,528,823
The amounts reflected in the capital loss carryforward/late year loss deferral column in the table above represent capital loss carryforwards with no expiration for Short-Term Government Securities Fund, Short-Term Bond Fund, and Intermediate Bond Fund.
At December 31, 2025, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value was as follows:
	Tax Cost	Tax Appreciation	Tax Depreciation	Net Tax Appreciation (Depreciation)
Daily Income Fund	$216,264,014	$—	$—	$—
Short-Term Gov. Securities Fund	$60,757,057	$397,281	$(335,362)	$61,919
Short-Term Bond Fund	$418,828,296	$5,279,348	$(773,397)	$4,505,951
Intermediate Bond Fund	$145,433,483	$1,262,549	$(5,017,121)	$(3,754,572)
Value Fund	$595,726,954	$496,135,587	$(19,020,578)	$477,115,009
Growth Fund	$226,010,422	$222,963,121	$(5,683,277)	$217,279,844
International Equity Fund	$74,608,477	$30,328,925	$(4,139,995)	$26,188,930
Small-Company Stock Fund	$164,303,645	$51,457,921	$(11,408,107)	$40,049,814
The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales. Net unrealized appreciation/(depreciation) of Stock Index Fund in the Master Portfolio consists of an allocated portion of the portfolio’s unrealized appreciation/(depreciation). For information pertaining to the unrealized appreciation/(depreciation) for the Master Portfolio, please refer to the Appendix of this report.
4.
Investment Transactions
Purchases and proceeds from sales of securities, other than short-term and U.S. Government securities, for the period ended
December 31, 2025, were as follows:
	Purchases	Proceeds from Sale
Short-Term Gov. Securities Fund	$3,784,385	$3,352,951
Short-Term Bond Fund	$142,992,307	$175,866,250
Intermediate Bond Fund	$27,722,030	$43,677,442
Value Fund	$139,788,539	$210,140,169
Growth Fund	$143,332,419	$159,173,975
International Equity Fund	$24,504,178	$27,980,332
Small-Company Stock Fund	$77,340,594	$111,762,055
Notes to Financial Statements

Notes to Financial Statements | (Continued)
Purchases and proceeds from sales of long-term U.S. Government securities, for the period ended December 31, 2025, were as follows:
	Purchases	Proceeds from Sale
Short-Term Gov. Securities Fund	$283,838,501	$281,459,298
Short-Term Bond Fund	$971,959,175	$952,816,768
Intermediate Bond Fund	$219,868,869	$204,252,294
5.
Related Parties
The investment management agreements between Homestead Funds, with respect to each Fund (other than the Stock Index Fund), and Homestead Advisers, an indirect, wholly-owned subsidiary of the National Rural Electric Cooperative Association (“NRECA”), provide for an annual investment management fee, that also provides for certain administrative services to the Funds, which is computed daily and paid monthly, based on each Fund’s average daily net assets, at the following annualized rates:
Management Fee
Daily Income Fund	0.40% of average daily net assets
Short-Term Gov. Securities Fund	0.45% of average daily net assets
Short-Term Bond Fund	0.60% of average daily net assets up to $500 million
0.50% of average daily net assets up to next $500 million
0.40% of average daily net assets in excess of $1 billion
Intermediate Bond Fund	0.60% of average daily net assets up to $500 million
0.50% of average daily net assets up to next $500 million
0.45% of average daily net assets in excess of $1 billion
Value Fund	0.65% of average daily net assets up to $200 million
0.50% of average daily net assets up to next $200 million
0.40% of average daily net assets in excess of $400 million
Growth Fund	0.65% of average daily net assets up to $250 million
0.60% of average daily net assets in excess of $250 million
International Equity Fund	0.75% of average daily net assets up to $300 million
0.65% of average daily net assets up to next $100 million
0.55% of average daily net assets up to next $100 million
0.50% of average daily net assets in excess of $500 million
Small-Company Stock Fund	0.85% of average daily net assets up to $200 million
0.75% of average daily net assets in excess of $200 million
Homestead Financial Services Corp., a wholly-owned, indirect subsidiary of NRECA, is the distributor and principal underwriter for Homestead Funds and does not receive any commissions or other compensation for the services it provides.
Invesco Advisers, Inc. ("Invesco") is the sub-advisor of the Daily Income Fund. T.  Rowe Price Associates, Inc. (“T. Rowe”) is the sub-advisor for the Growth Fund and Harding Loevner LP (“Harding”) is the sub-advisor for the International Equity Fund. The sub-advisors select, buy, and sell securities under the supervision and oversight of Homestead Advisers and the Board of Directors. Homestead Advisers pays the sub-advisors from the fees it receives from the Funds.
Homestead Advisers serves as the administrator for the Stock Index Fund pursuant to an Administrative Services Agreement with the Fund, under which Homestead Advisers provides certain administrative services to the Fund. Pursuant to this agreement, Homestead Advisers receives a fee of 0.25% of the Fund's average daily net assets. In addition, the Stock Index Fund is allocated a fee from the Master Portfolio, calculated daily at an annual rate of 0.01% of its average daily net assets. This fee includes advisory, custody, and administrative fees provided by the Master Portfolio on behalf of its investors. The financial information for the Master Portfolio is included in the Appendix.
Homestead Advisers has agreed, as part of the Expense Limitation Agreement entered into with Homestead Funds with respect to each Fund, except for the International Equity Fund, to waive its management fee and/or reimburse all Fund operating expenses, excluding certain non-recurring expenses, such as interest, taxes, brokerage commissions, other expenditures that

Notes to Financial Statements

Notes to Financial Statements | (Continued)
are capitalized in accordance with generally accepted accounting principles, expenses not incurred in the ordinary course of business, or, in the case of each Fund other than the Stock Index Fund, fees and expenses associated with an investment in another investment company or any company that would be an investment company under Section 3(a) of the Act, but for the exceptions to that definition provided for in Sections 3(c)(1) and 3(c)(7) of the Act, which in any year exceed 0.60% of the average daily net assets of the Daily Income Fund, 0.75% of the average daily net assets of the Short-Term Government Securities Fund and Stock Index Fund; 0.80% of the average daily net assets of the Short-Term Bond Fund and Intermediate Bond Fund; 1.00% of the average daily net assets of the Growth Fund; 1.25% of the average daily net assets of Value Fund, and 1.50% of the average daily net assets of Small-Company Stock Fund. The Expense Limitation Agreements were renewed for the period of May 1, 2026 through April 30, 2027.

Pursuant to the Expense Limitation Agreement, management fees waived for the period ended December 31, 2025 amounted to $88,171 in Short-Term Government Securities Fund and $78,869 in Intermediate Bond Fund.

Under a Deferred Compensation Plan (the “Plan”), Independent Directors or Trustees of the Funds may elect to defer receipt of all or a specified portion of their compensation. Deferred amounts are credited with the earnings and losses equal to those made as if the deferred amounts were invested in one or more of the Funds, as designated by each participating Independent Director / Trustee. Deferred amounts remain in the Funds until distributed in accordance with the Plan. The liability is reflected as Independent Director's / Trustee's deferred compensation on the Statement of Assets and Liabilities and the expense is included in Director, Trustee and Board meeting expenses on the Statement of Operations.
As of December 31, 2025, one shareholder of record, an omnibus account, held approximately 11% of the net assets of the Small-Company Stock Fund. No other shareholders, including omnibus accounts, held more than 10% of the outstanding shares of any of the Funds.
6.
Segment Reporting
The Chief Executive Officer acts as each Fund's Chief Operation Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM assesses the operating results of each Fund as a whole and each Fund has a single investment strategy as disclosed in its prospectus, therefore, each Fund represent a single operating segment. Each Fund generates revenue from investments in portfolio securities. The CODM uses the Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights, which is consistent with that presented in the Funds' financial statements, along with each Fund's benchmark index, to assesses performance and reallocate resources. The net income and significant segment expenses for each Fund are reflected in the Statement of Operations. Segment assets are total assets of each Fund, which are disclosed in the Statement of Assets and Liabilities.
Notes to Financial Statements

Notes to Financial Statements | (Continued)
7.
Capital Share Transactions
As of December 31, 2025, unlimited shares of $.01 par value capital shares are authorized for Intermediate Bond Fund; 500 million shares are authorized for Daily Income Fund, 200 million shares for Short-Term Bond Fund, and 100 million shares for Short-Term Government Securities Fund, Stock Index Fund, Value Fund, Growth Fund, International Equity Fund, and Small-
Company Stock Fund. Transactions in capital shares were as follows:
	Shares Sold	Shares Issued In Reinvestment of Dividends	Total Shares Issued	Total Shares Redeemed	Net Increase (Decrease)
Year Ended December 31, 2025
In Dollars
Daily Income Fund	$75,741,511	$8,149,083	$83,890,594	$(91,484,130)	$(7,593,536)
Short-Term Government Securities Fund	$11,499,878	$1,845,391	$13,345,269	$(10,618,998)	$2,726,271
Short-Term Bond Fund	$31,843,108	$16,220,528	$48,063,636	$(63,638,749)	$(15,575,113)
Intermediate Bond Fund	$19,312,322	$5,122,951	$24,435,273	$(25,739,298)	$(1,304,025)
Stock Index Fund	$27,706,907	$5,179,700	$32,886,607	$(36,424,498)	$(3,537,891)
Value Fund	$58,408,076	$104,133,021	$162,541,097	$(133,083,972)	$29,457,125
Growth Fund	$41,190,728	$59,232,135	$100,422,863	$(54,212,050)	$46,210,813
International Equity Fund	$8,815,856	$9,486,775	$18,302,631	$(12,315,832)	$5,986,799
Small-Company Stock Fund	$11,475,230	$20,233,260	$31,708,490	$(44,797,915)	$(13,089,425)
In Shares
Daily Income Fund	75,741,513	8,149,083	83,890,596	(91,484,130)	(7,593,534)
Short-Term Government Securities Fund	2,288,637	366,495	2,655,132	(2,117,530)	537,602
Short-Term Bond Fund	6,403,783	3,257,598	9,661,381	(12,817,637)	(3,156,256)
Intermediate Bond Fund	4,206,199	1,113,485	5,319,684	(5,637,656)	(317,972)
Stock Index Fund	630,730	107,361	738,091	(816,207)	(78,116)
Value Fund	1,108,708	1,968,249	3,076,957	(2,520,500)	556,457
Growth Fund	2,154,017	3,194,729	5,348,746	(2,832,540)	2,516,206
International Equity Fund	827,000	913,316	1,740,316	(1,164,133)	576,183
Small-Company Stock Fund	466,022	833,175	1,299,197	(1,797,783)	(498,586)

Notes to Financial Statements

Notes to Financial Statements | (Continued)

	Shares Sold	Shares Issued In Reinvestment of Dividends	Total Shares Issued	Total Shares Redeemed	Net Increase (Decrease)
Year Ended December 31, 2024
In Dollars
Daily Income Fund	$71,456,053	$10,001,239	$81,457,292	$(75,623,161)	$5,834,131
Short-Term Government Securities Fund	$8,481,965	$1,822,069	$10,304,034	$(10,485,130)	$(181,096)
Short-Term Bond Fund	$35,049,539	$16,201,844	$51,251,383	$(64,418,572)	$(13,167,189)
Intermediate Bond Fund	$25,010,542	$4,905,576	$29,916,118	$(15,687,497)	$14,228,621
Stock Index Fund	$28,047,569	$2,716,347	$30,763,916	$(43,890,763)	$(13,126,847)
Value Fund	$51,387,298	$90,018,814	$141,406,112	$(122,023,885)	$19,382,227
Growth Fund	$29,660,949	$23,215,845	$52,876,794	$(53,717,735)	$(840,941)
International Equity Fund	$7,884,447	$2,201,759	$10,086,206	$(9,248,480)	$837,726
Small-Company Stock Fund	$12,376,099	$12,003,645	$24,379,744	$(40,293,980)	$(15,914,236)
In Shares
Daily Income Fund	71,456,053	10,001,239	81,457,292	(75,623,161)	5,834,131
Short-Term Government Securities Fund	1,708,419	367,037	2,075,456	(2,113,817)	(38,361)
Short-Term Bond Fund	7,124,497	3,297,407	10,421,904	(13,122,123)	(2,700,219)
Intermediate Bond Fund	5,490,613	1,075,143	6,565,756	(3,443,421)	3,122,335
Stock Index Fund	713,509	62,918	776,427	(1,115,124)	(338,697)
Value Fund	960,236	1,719,943	2,680,179	(2,285,414)	394,765
Growth Fund	1,676,319	1,222,651	2,898,970	(3,090,688)	(191,718)
International Equity Fund	807,165	225,873	1,033,038	(944,511)	88,527
Small-Company Stock Fund	462,519	437,300	899,819	(1,524,592)	(624,773)
8.
Principal Risks
Investing in the Funds involves risks which include, but are not limited to, those listed below. The below risks, and other risks applicable to the Funds are further described in the Funds' Prospectus and Statement of Additional Information.
Asset-Backed and Mortgage-Backed Securities Risk The risk that defaults, or perceived increases in the risk of defaults, on the obligations underlying asset-backed and mortgage-backed securities, including mortgage pass-through securities and collateralized mortgage obligations (“CMOs”), significant credit downgrades and illiquidity may impair the value of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity resulting in the Fund having to reinvest proceeds at a lower interest rate) and extension risk (when rates of repayment of principal are slower than expected, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security) than do other types of fixed income securities. Enforcing rights against the underlying assets or collateral may be difficult, and the underlying assets or collateral may be insufficient if the issuer defaults.
Debt Securities Risk--Credit Risk The risk that an issuer or counterparty will fail to pay its obligations to the Fund when they are due. As a result, the Fund’s income might be reduced, the value of the Fund’s investment might fall, and/or the Fund could lose the entire amount of its investment. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due.
Debt Securities Risk--Interest Rate Risk The risk that debt instruments will change in value because of actual or expected changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration. Bonds and other debt instruments typically have a positive duration, which means the value of the debt instrument will generally decline if interest rates increase. The value of debt instruments will also generally decline if inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Inflation rates may change frequently and significantly as a result of changes in the domestic or global economy or changes in fiscal or monetary policies.
Notes to Financial Statements

Notes to Financial Statements | (Continued)
Currency Risk Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar or other currencies, adversely affecting the value of the Fund’s investments. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. Because the Fund’s net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the
Fund’s holdings rise.
Equity Securities Risk Equity securities generally have greater price volatility than fixed-income securities. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting the issuer, equity securities markets generally, particular industries represented in those markets or the issuer itself.
Foreign Risk A fixed-income Fund may invest in U.S. dollar-denominated debt securities of foreign issuers. These securities (also known as Yankee Bonds) may respond negatively to adverse foreign political or economic developments. Certain countries have recently experienced (or currently are expected to experience) negative interest rates on certain fixed-income securities, and similar interest rate conditions may be experienced in other regions. Investments in fixed-income securities with very low or negative interest rates may magnify the Fund’s susceptibility to interest rate risk and diminish yield and performance, and such investments may be subject to heightened volatility and reduced liquidity. An equity Fund may invest in foreign equity securities. Foreign securities may exhibit more extreme changes in value than securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments and may exhibit more extreme changes in value than securities of U.S. companies. In the case of foreign companies not registered in the U.S., there is generally less publicly available information regarding the issuer. These conditions may have an impact on rating organizations’ and a Fund manager’s ability to accurately assess and monitor an issuer’s financial condition.
In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, legal, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. The securities of some non-U.S. entities are less liquid and at times more volatile than securities of comparable U.S. entities, and could become subject to sanctions or embargoes that adversely affect the Fund’s investment. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment. Investments in emerging market countries are likely to involve significant risks. These countries are generally more likely to experience political and economic instability.
Because non-U.S. securities are typically denominated and traded in currencies other than the U.S. dollar, the value of the Fund’s assets, to the extent they are non-U.S. dollar denominated, may be affected favorably or unfavorably by currency exchange rates, exchange control regulations, and restrictions or prohibitions on the repatriation of non-U.S. currencies.
Growth Style Risk The risk that returns on stocks within the growth style in which the Fund invests will trail returns of stocks representing other styles or the market overall over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors. Growth stocks can be volatile, as these companies usually invest a high portion of earnings in their business and therefore may lack the dividends of value stocks that can cushion stock prices in a falling market. Also, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.
Index Fund Risk An index fund has operating and other expenses while an index does not. As a result, while an index fund will attempt to track its underlying index as closely as possible, it will tend to underperform the index to some degree over time.
If an index fund is properly correlated to its stated index, the Fund will perform poorly when the index performs poorly.
Investments in Small- and Mid-Sized Companies Risk Investment in smaller and medium-sized companies may involve greater risk than investment in larger, more established companies. Their common stock and other securities may trade less frequently and in limited volume. Some securities of smaller issuers may be illiquid or may be restricted as to resale. Accordingly, the prices of such securities are generally more sensitive to purchase and sale transactions and tend to be more volatile than the prices of securities of companies with larger market capitalizations. Because of this, if a Fund wishes to sell a large quantity of a small or medium-sized company’s shares, it may have to sell at a lower price than it believes is reflective of the value of the shares, or it may have to sell in smaller quantities than desired and over a period of time. These companies may face greater business risks because they lack the management depth or experience, financial resources, product diversification or

Notes to Financial Statements

Notes to Financial Statements | (Continued)
competitive strengths of larger companies, and they may be more adversely affected by poor economic conditions. There may be less publicly available information about smaller companies than larger companies. In addition, these companies may have been recently organized and may have little or no track record of success. Small company stocks, as a group, tend to go in and out of favor based on economic conditions and market sentiment, and during certain periods will perform poorly relative to other types of investments, including larger company stocks. Generally, the smaller the company size, the greater these risks become.
Market Risk The risk that markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Markets may experience periods of high volatility and reduced liquidity in response to governmental policies, actions or intervention, political, economic or market developments such as tariffs, or other external factors, such as outbreaks of infectious illnesses or other widespread public health issues, outbreaks of war or sanctions in response to military incursions and natural disasters such as floods, droughts, fires, extreme storms, earthquakes or volcanic eruptions. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. These risks may be heightened for fixed income securities in low interest rate environments.
Money Market Fund Risk Although the Daily Income Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time, including during periods of market stress.  The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility. While the Board of Directors may implement procedures to impose a fee upon the sale of your shares if the
Board determines it is in the best interest of the Fund, the Board has not elected to do so at this time.
Value Style Risk The risk that returns on stocks within the value style in which the Fund invests will trail returns of stocks representing other styles or the market overall over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors. Investments in value securities may be subject to risks that (1) the issuer's potential business prospects will not be realized; (2) their potential values will never be recognized by the market; and (3) their value was appropriately priced when acquired and they do not perform as anticipated.
9.
Recent Accounting Pronouncement
The Funds have adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures including income taxes paid. The adoption of the new standard did not impact the Funds’ financial position or results of operations and did not have a material impact on financial statement disclosures.
10.
Subsequent Events
Management has evaluated the impact of all subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in these financial statements.
Notes to Financial Statements

Other Tax Information (Unaudited)

The following information for the year ended December 31, 2025, is provided pursuant to provisions of the Internal Revenue
Code.
The Funds designate the following percentages of dividends declared from net investment income as qualified dividend income for individuals, as dividends received deduction for corporations, and from Real Estate Investment Trusts (REITs):
Fund	Qualified Dividend Income for Individuals	Dividends Received Deduction for Corporations	REIT income
Daily Income Fund	0%	0%	0%
Short-Term Government Securities Fund	0%	0%	0%
Short-Term Bond Fund	0%	0%	0%
Intermediate Bond Fund	0%	0%	0%
Stock Index Fund	94%	94%	4%
Value Fund	92%	92%	4%
Growth Fund	0%	0%	0%
International Equity Fund	100%	100%	0%
Small-Company Stock Fund	0%	0%	0%
The Funds designate the following amounts as short-term and long-term capital gains distributed during the year ended
December 31, 2025.
Fund	Record Date	Distributions of Short-Term Capital Gains	Distributions of Long-Term Capital Gains
Stock Index Fund	6/27/2025	$0.0148	$0.0453
Stock Index Fund	12/12/2025	$0.2470	$0.1919
Value Fund	6/27/2025	$-	$1.1661
Value Fund	12/12/2025	$-	$3.7449
Growth Fund	6/27/2025	$0.0121	$0.4190
Growth Fund	12/12/2025	$-	$2.4302
International Equity Fund	6/27/2025	$-	$0.0201
International Equity Fund	12/12/2025	$-	$0.9527
Small-Company Stock Fund	6/27/2025	$-	$0.4508
Small-Company Stock Fund	12/12/2025	$-	$2.1494
The International Equity Fund designates $0.02743 per share as foreign taxes paid and $0.1479 per share as income earned from foreign sources.
62    Other Tax Information

Changes In and Disagreements With Accountants (Unaudited)

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures (Unaudited)

There were no matters submitted to a vote of shareholders during the period.

Renumeration Paid to Directors, Officers, and Others (Unaudited)

See Directors, Officers, and Board meeting expenses in the statement of operations in the financial statements.

Basis For the Board's Approval of Investment Advisory Contracts (Unaudited)

Board Considerations in Approving the Investment Management and Sub-Advisory Agreements
Homestead Funds, Inc. (the “Corporation”) and Homestead Funds Trust (the “Trust”, and together with the Corporation, “Homestead”) have each entered into investment management agreements (the “Investment Management Agreements”) with Homestead Advisers Corp. (“Homestead Advisers”), pursuant to which Homestead Advisers is responsible for the day-to-day management of the following series of the Corporation:  the Daily Income Fund, the Short-Term Government Securities Fund, the Short-Term Bond Fund, the Value Fund, the Growth Fund, the International Equity Fund and the Small-Company Stock Fund and the following series of the Trust:  the Intermediate Bond Fund (each series, a “Fund” and, collectively, the “Funds”). (Homestead Advisers serves as an administrator to the Stock Index Fund pursuant to an administrative services agreement with that Fund and does not currently serve as the Fund’s investment adviser.) Homestead Advisers has entered into subadvisory agreements (the “Sub-advisory Agreements” and, together with the Investment Management Agreements, the “Agreements”) with T.  Rowe Price Associates, Inc. (“T. Rowe Price”), Harding Loevner LP (“Harding Loevner”) and Invesco Advisers, Inc. (“Invesco”), on behalf of the Growth Fund, the International Equity Fund, and the Daily Income Fund, respectively, pursuant to which T.  Rowe Price, Harding Loevner, and Invesco are responsible for the day-to-day management of the assets of such Funds. Each of Homestead Advisers, T.  Rowe Price, Harding Loevner, and Invesco is an “Adviser” and are collectively referred to as the “Advisers.”
The Board of Directors of the Corporation and the Board of Trustees of the Trust (together, the “Board” and their members, “Directors”) held a joint video conference meeting on August 12, 2025 (the “August Meeting”), at which they gave preliminary consideration to information bearing on the consideration of the Agreements. The Independent Directors, who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Funds (the “Independent Directors”), and their independent legal counsel had previously met separately in an executive session held via video conference on August 5, 2025 (the “August Executive Session”), to discuss the materials received. During the August Executive Session, the Independent Directors also reviewed and discussed with their independent legal counsel various key aspects of the Independent Directors’ legal responsibilities relating to the proposed continuation of the Agreements, as addressed in a memorandum prepared by independent legal counsel and provided in advance of the meeting. Following the August Executive Session and the August 12, 2025, Meeting (the “August Meeting”), the Independent Directors requested certain supplemental information from each Adviser. At its regularly scheduled quarterly meeting held in person on September 30 and October 1, 2025 (the “October Meeting”), following the receipt of additional information and discussion at an executive session of the Independent Directors and independent counsel to the Independent Directors, at which no representative of the Advisers were present initially, but joined subsequently by invitation, the Board, with the Independent Directors voting separately, approved the continuation of the Agreements with respect to the Funds for an additional one-year period.
Prior to the August Meeting, the Independent Directors requested that the Advisers provide the Board information they deemed reasonably necessary for their consideration of the Agreements. Pursuant to this request, the Advisers provided the Board with, and the Board, including the Independent Directors, considered and discussed, information regarding, among other things:
• The level of the advisory fees that Homestead Advisers charges a Fund compared with the fees charged to comparable mutual funds and compared with those of Homestead Advisers’ non-investment company clients and the level of subadvisory fees that T.  Rowe Price, Harding Loevner and Invesco receive with respect to the Growth Fund, the International Equity Fund and the Daily Income Fund, respectively, and compared with the advisory and/or subadvisory fees charged by T.  Rowe Price, Harding Loevner and Invesco to other clients;
• Each Fund’s overall fees and operating expenses compared with similar mutual funds;
• Each Fund’s performance compared with similar mutual funds;
• The investment management and other services the Advisers provide the Funds, including each Adviser’s compliance program;
• The Advisers’ investment management personnel; and
• Homestead Advisers’ financial condition and profitability in connection with managing the Funds.
The Board also reviewed information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an information service provider unaffiliated with the Advisers, comparing each Fund’s advisory fee rate, net total expenses, operating expenses and performance to those of other similar open-end funds selected by Broadridge.
The Board also met over the course of the year with investment advisory personnel from Homestead Advisers and regularly reviewed detailed information, presented both orally and in writing, regarding the investment program, performance and operations of each Fund. The Advisers also presented additional information to the Board regarding the Funds. The Board then considered whether any further discussion or review was necessary, concluding that the information reviewed by the Board and the Independent Directors and their independent counsel prior to and at the October Meeting provided a sufficient basis for taking action on the continuation of the Agreements with respect to each Fund for an additional year.

Basis For the Board's Approval of Investment Advisory Contracts (Unaudited) (Continued)
Accordingly, the Board’s determination to approve the continuance of the Agreements was made on the basis of each Director’s business judgment after an evaluation of the information provided to the Board, both at the August and October Meetings and at prior meetings. In reaching their determinations relating to the continuation of the Agreements, the Board, including the Independent Directors, considered all factors they believed relevant, including the factors discussed below. Individual Directors may have attributed different weights to the various factors and assigned various degrees of materiality to information received in connection with the approval process. No single factor was determined to be decisive. In particular, the Board focused on the following:
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services the Advisers provide to the applicable Funds and the resources the Advisers dedicate to the Funds. In this regard, the Board evaluated, among other things, each Adviser’s personnel, experience, track record, compliance program and, with respect to Homestead Advisers, oversight of the Funds’ other service providers, including T.  Rowe Price, Harding Loevner and Invesco in their capacity as subadvisers to the Growth Fund, the International Equity Fund and the Daily Income Fund, respectively. The Board considered information concerning the investment philosophy and investment processes used by the Advisers in managing the Funds. In this context, the Board also considered the managerial and financial resources available to the Advisers, and concluded that they would be sufficient to meet any reasonably foreseeable obligations under the current Agreements. The Board considered each Adviser’s assessment of its ability to attract and retain capable personnel and succession planning processes with respect to the leadership of the Funds’ portfolio management teams. The Board considered the quality of the services provided by the Advisers and the quality of the resources available to the Funds. The Board further considered each Adviser’s experience and reputation and the professional qualifications of its personnel. The Board noted, in particular, that Homestead Advisers had made significant enhancements to its investment team in recent years and had made additional investments in personnel and technology to service existing shareholders in recent years.
The Board also considered that the Investment Management Agreements require Homestead Advisers to oversee the administration of all aspects of the Funds’ business and affairs and to provide certain services required for effective administration of the Funds.
On the basis of these considerations as well as others and in the exercise of their business judgment, the Board concluded that the nature, extent and quality of services provided by the Advisers to the Funds supported the continuation of the
Agreements for an additional one-year period.
Investment Performance of the Funds
The Board reviewed reports provided by Broadridge that compared each Fund’s performance record (trailing annualized net total returns) for the one-, three-, five- and ten-year periods ended March 31, 2025, as applicable, against a group of funds within a category as assigned by Morningstar, Inc. (a “Peer Group”) and the Fund’s relevant benchmark index for the same time periods. The Board also considered Homestead Advisers’ and the Subadvisers’ performance and reputation generally, and Homestead Advisers’ evaluation of the Subadvisers’ contribution to each Fund’s broader investment mandate.
In the case of each Fund that had performance that lagged that of its Peer Group or benchmark for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported continuation of the advisory arrangements. These factors included, among other factors, that the Fund’s more recent or long-term performance, as applicable, was competitive when compared to relevant performance benchmarks or peer groups. The Board also noted that there had been meetings with members of each Fund’s portfolio management team on a regular basis during the prior year to discuss each Fund’s performance and related matters.
With respect to each Fund, the Board concluded that the Fund’s performance (including absolute performance and, where applicable, outperformance of peers and relevant benchmarks over long-term periods) and/or other relevant factors supported continuation of the Agreements.
Among other information, the Board took into account the following information regarding each individual Fund’s performance:
Daily Income Fund
The Board noted that the Fund underperformed its benchmark index for the one-, three-, five- and ten-year periods ended March 31, 2025. (The Daily Income Fund does not have an official benchmark index as it is a money-market fund. For comparison purposes, the Broadridge Report for this Fund includes performance of a three-month treasury bill index, which Homestead Advisers believes provides a useful comparison for the Fund.) The Board considered that the Fund underperformed the median of the Fund’s Peer Group for the one-, three-, five- and ten-year periods ended March 31, 2025. The Board observed Homestead Advisers’ statement that the Fund’s net performance disparity is reasonable in light of differences in the Fund’s size, composition and expenses relative to peers, including funds in its Morningstar Money Market-Taxable category that are not government money-market funds that invest in securities other than government securities that often have higher potential yield than government securities.

Basis For the Board's Approval of Investment Advisory Contracts (Unaudited) (Continued)
Short-Term Government Securities Fund
The Board noted that the Fund underperformed its benchmark index for the one-, three- and ten-year periods and outperformed its benchmark index for the five-year period ended March 31, 2025. The Board considered that the Fund underperformed the median of the Fund’s Peer Group for the one- and three-year periods, performed equal to the median for the five-year period and outperformed the median for the ten-year period ended March 31, 2025. The Board also considered that Homestead Advisers was currently evaluating this Fund and considering whether there are any potential changes that should be made to the Fund.
Short-Term Bond Fund
The Board noted that the Fund underperformed its benchmark index for the one-year period and outperformed its benchmark index for the three-, five- and ten-year periods ended March 31, 2025. The Board considered that the Fund underperformed the median of the Fund’s Peer Group for the one-, three-, five- and ten-year periods ended March 31, 2025.
Intermediate Bond Fund
The Board noted that the Fund underperformed its benchmark index for the one-year period and outperformed its benchmark index for the three- and five-year periods ended March 31, 2025. The Board considered that the Fund underperformed the median of the Fund’s Peer Group for the one-year period and outperformed the median for the three- and five-year periods ended March 31, 2025.
Value Fund
The Board noted that the Fund underperformed its benchmark index for the one-year period and outperformed its benchmark index for the three-, five- and ten-year periods ended March 31, 2025. The Board considered that the Fund underperformed the median of the Fund’s Peer Group for the one-year period and outperformed the median for the three-, five- and ten-year periods ended March 31, 2025.
Growth Fund
The Board noted that the Fund underperformed its benchmark index for the one-, five- and ten-year periods and outperformed its benchmark index for the three-year period ended March 31, 2025. The Board considered that the Fund outperformed the median of the Fund’s Peer Group for the one-, three-, five- and ten-year periods ended March 31, 2025.
International Equity Fund
The Board noted that the Fund outperformed its benchmark index for the one- and ten-year periods and underperformed its benchmark index for the three- and five-year periods ended March 31, 2025. The Board considered that the Fund outperformed the median of the Fund’s Peer Group for the one- and ten-year periods and underperformed the median for the three- and five-year periods ended March 31, 2025.
Small-Company Stock Fund
The Board noted that the Fund underperformed its benchmark index for the one-, three-, five- and ten-year periods ended March 31, 2025. The Board considered that the Fund underperformed the median of the Fund’s Peer Group for the one-, three-, five- and ten-year periods ended March 31, 2025. The Board considered its discussion with Homestead Advisers’ investment advisory personnel regarding the Small-Company Stock Fund’s performance and Homestead Advisers’ efforts to consider potential enhancements to the Fund in order to improve performance.
Comparative Fees and Expense Ratios
The Board reviewed comparative fees and the costs of services provided under each of the Agreements. The Board considered the net total expense ratio, contractual advisory fees, net operating expense ratio and other expense information for each Fund provided by Broadridge as compared against a group of funds selected by Broadridge within a category as assigned by Morningstar, Inc. (“Expense Group”). The Board noted that the Funds are not currently subject to Rule 12b-1 fees and that the expense information provided by Broadridge included comparisons of the Funds’ net total expense ratios with those of their Expense Group peers both inclusive and exclusive of 12b-1 fees. The Board concluded that the fees payable by the Funds to Homestead Advisers are reasonable in relation to the nature and quality of the services provided. In reaching this conclusion, the Board compared the fees payable by the Funds to the fees paid by other mutual funds that are in the same Expense Group. The Board also considered the fees Homestead Advisers receives from, and the scope of services it provides to, other clients of Homestead Advisers, including its separate account clients, noting the significantly broader scope of services that Homestead Advisers provides to the Funds as compared to the other types of clients. In reaching their conclusion, the Board also took into account the costs and risks assumed by Homestead Advisers in connection with launching and maintaining publicly-offered mutual funds, and how those costs and risks differ from those associated with other components of Homestead Advisers’ business. The Board also considered the high level of customer service Homestead Advisers provides to shareholders at no additional cost including through its offered asset allocation, financial planning tools, model portfolio offerings and related services. The Board further considered the financial wellness resources including a workbook, a financial wellness calculator and topical explanatory videos that Homestead Advisers produces for shareholders of the Homestead Funds and Homestead Advisers’ plans for deployment of its mobile application in the near future. With respect to the total net expense ratios for certain of the Funds, the Board noted that the current net asset levels impacted the expense ratios for

Basis For the Board's Approval of Investment Advisory Contracts (Unaudited) (Continued)
the Funds, and that expense ratios would be expected to decline as assets increase.
Among other information, the Board took into account the following information regarding particular Fund expense information:
Daily Income Fund
The Board noted that the Fund’s contractual management fee as of December 31, 2024 was above the median contractual management fee of the Expense Group and its total net expense ratio as of December 31, 2024 ranked in the 5th quintile of the Fund’s Expense Group (excluding Rule 12b-1/non-12b-1 service fees). The Board considered the effect of peer funds’ fee waivers on those funds’ fee levels as compared to the Fund’s. The Board considered Homestead Advisers’ implementation of contractual fee caps (subject to certain excluded expenses).
The Board considered the fees paid to Invesco under the current Sub-advisory Agreement. This information included comparison of the Daily Income Fund’s subadvisory fee to that charged by Invesco to other accounts with a similar investment objective to the Fund, as well as the current management fee paid to Homestead Advisers under the existing Investment Management Agreement. The Board also took into account the anticipated demands, complexity and quality of the investment management of the Fund. The Board noted that Homestead Advisers, and not the Fund, is responsible for paying the fees charged by Invesco. The Board noted Homestead Advisers’ and Invesco’s representations about the services each provide to the Daily Income Fund. Based on these and other considerations, the Board concluded that the subadvisory fee payable by Homestead Advisers to Invesco is reasonable in relation to the nature and quality of the services provided.
Short-Term Government Securities Fund
The Board noted that the Fund’s contractual management fee as of December 31, 2024 was below the median contractual management fee of the Expense Group and its total net expense ratio as of December 31, 2024 ranked in the 4th quintile of the Fund’s Expense Group (excluding Rule 12b-1/non-12b-1 service fees). The Board considered Homestead Advisers’ implementation of contractual fee caps and fee waivers (subject to certain excluded expenses).
Short-Term Bond Fund
The Board noted that the Fund’s contractual management fee as of December 31, 2024 was above the median contractual management fee of the Expense Group and its total net expense ratio as of December 31, 2024 ranked in the 5th quintile of the Fund’s Expense Group (excluding Rule 12b-1/non-12b-1 service fees). The Board also noted the Fund’s breakpoint fee schedule and considered Homestead Advisers’ implementation of contractual fee caps (subject to certain excluded expenses).
Intermediate Bond Fund
The Board noted that the Fund’s contractual management fee as of December 31, 2024 was above the median contractual management fee of the Expense Group and its total net expense ratio as of December 31, 2024 ranked in the 5th quintile of the Fund’s Expense Group (excluding Rule 12b-1/non-12b-1 service fees). The Board also noted the Fund’s breakpoint fee schedule and considered Homestead Advisers’ implementation of contractual fee caps and fee waivers (subject to certain excluded expenses).
Value Fund
The Board noted that the Fund’s contractual management fee as of December 31, 2024 was below the median contractual management fee of the Expense Group and its total net expense ratio as of December 31, 2024 ranked in the 1st quintile of the Fund’s Expense Group (excluding Rule 12b-1/non-12b-1 service fees). The Board also noted the Fund’s breakpoint fee schedule and considered Homestead Advisers’ implementation of contractual fee caps (subject to certain excluded expenses).
Growth Fund
The Board noted that the Fund’s contractual management fee as of December 31, 2023 was below the median contractual management fee of the Expense Group and its total net expense ratio as of December 31, 2024 ranked in the 3rd quintile of the Fund’s Expense Group (excluding Rule 12b-1/non-12b-1 service fees). The Board also noted the Fund’s breakpoint fee schedule and considered Homestead Advisers’ implementation of contractual fee caps (subject to certain excluded expenses). The Board further noted that as of April 1, 2023 the subadvisory fee paid by Homestead Advisers to T.  Rowe Price was amended to include additional breakpoints which reduced the fees owed due to the asset levels in the Fund.
The Board considered the fees paid to T.  Rowe Price under the current Sub-advisory Agreement. This information included comparison of the Growth Fund’s subadvisory fee to that charged by T.  Rowe Price to other accounts with a similar investment objective to the Fund, as well as the current management fee paid to Homestead Advisers under the existing Investment Management Agreement. The Board also took into account the anticipated demands, complexity and quality of the investment management of the Fund. The Board noted that Homestead Advisers, and not the Fund, is responsible for paying the fees charged by T.  Rowe Price. The Board noted Homestead Advisers’ and T.  Rowe Price’s representations about the services each provide to the Growth Fund. Based on these and other considerations, the Board concluded that the subadvisory fee payable by Homestead Advisers to T.  Rowe Price is reasonable in relation to the nature and quality of the services provided.

Basis For the Board's Approval of Investment Advisory Contracts (Unaudited) (Continued)
International Equity Fund
The Board noted that the Fund’s contractual management fee as of December 31, 2024 was below the median contractual management fee of the Expense Group and its total net expense ratio as of December 31, 2024 ranked in the 5th quintile of the Fund’s Expense Group (excluding Rule 12b-1/non-12b-1 service fees). The Board also noted the Fund’s breakpoint fee schedule. The Board further noted that as of April 1, 2023, the subadvisory fee paid by Homestead Advisers to Harding Loevner was reduced by 5 basis points to a flat fee of 0.50%.
The Board considered the fees paid to Harding Loevner under the current Sub-advisory Agreement. This information included a representation from Harding Loevner that the subadvisory fees for its other clients are not materially different from the Fund’s subadvisory fee and are each individually negotiated. The Board also took into account the anticipated demands, complexity and quality of the investment management of the Fund. The Board noted that Homestead Advisers, and not the Fund, is responsible for paying the fees charged by Harding Loevner. The Board noted Homestead Advisers’ and Harding Loevner’s representations regarding the services each provides to the International Equity Fund. Based on these and other considerations, the Board concluded that the subadvisory fee payable by Homestead Advisers to Harding Loevner is reasonable in relation to the nature and quality of the services provided.
Small-Company Stock Fund
The Board noted that the Fund’s contractual management fee as of December 31, 2024 was above the median contractual management fee of the Expense Group and its total net expense ratio as of December 31, 2024 ranked in the 5th quintile of the Fund’s Expense Group (excluding Rule 12b-1/non-12b-1 service fees). The Board considered the Fund’s lower net asset level in recent years, relative to previous years, which resulted in certain expenses being allocated across a smaller asset base. The Board also noted the Fund’s breakpoint fee schedule and considered Homestead Advisers’ implementation of contractual fee caps (subject to certain excluded expenses).
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions regarding the Agreements, that the fees to be charged to each Fund were fair and reasonable, and that the anticipated costs of these services supported the approval of the Agreements.
Cost of Services and Profits Realized by the Advisers
The Board considered the cost of the services provided by Homestead Advisers. The Board reviewed the information provided by Homestead Advisers concerning its profitability from the fees received from and the services provided to the Funds and the financial condition of Homestead Advisers for various past periods. The Board considered the profit margin information for Homestead Advisers’ investment company business as a whole, as well as Homestead Advisers’ profitability data for the Funds. The Board reviewed Homestead Advisers’ assumptions and methods of cost allocation used in preparing Fund-specific profitability data. The Board also considered the basis for Homestead Advisers’ belief that its methods of allocation were reasonable.
The Board considered their discussion with representatives of Homestead Advisers about the fees being charged to the Funds and considered the other administrative, compliance and shareholder services provided by Homestead Advisers to the Funds. The Board considered the Funds’ increased regulatory requirements. The Board noted and discussed the additional services provided by Homestead Advisers to the Funds compared to other investment products managed by Homestead Advisers, and noted that, in the cases of the Growth Fund, the International Equity Fund and the Daily Income Fund, Homestead Advisers, and not the Fund, would pay the subadvisory fees to the subadvisers. The Board determined that Homestead Advisers should be entitled to earn a reasonable level of profits for the services it provides to the Funds. In light of the foregoing, the Board, including the Independent Directors, determined that the management fees were reasonable in relation to the wide array of services provided to the Funds.
The Board considered the compensation to be received by T.  Rowe Price, Harding Loevner and Invesco from their relationship with the Growth Fund, the International Equity Fund and the Daily Income Fund, respectively, and considered the information on profitability provided by T.  Rowe Price and Invesco. The Board noted that Homestead Advisers would continue to pay each subadviser from the management fees received from the Funds, and that the agreements were negotiated at arm’s length between Homestead Advisers and the subadvisers.
Economies of Scale
The Board considered the extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale for the benefit of each Fund’s shareholders. The Board also considered whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by Homestead Advisers in investment, trading, compliance and other resources. The Board noted that the Intermediate Bond Fund, Value Fund, Growth Fund, Small-Company Stock Fund, International Equity Fund and the Short-Term Bond Fund, include breakpoints in their fee schedules, though some Fund assets have not yet reached the necessary levels to qualify for a lower fee rate. The Board was satisfied that the current fee structure was appropriate at this time.
Fall-Out Benefits

Basis For the Board's Approval of Investment Advisory Contracts (Unaudited) (Continued)
Additionally, the Board considered “fall-out benefits” to the Advisers, such as research, soft dollar arrangements, as applicable, and reduced portfolio record keeping fees paid to a third party based on aggregate total assets firm wide.
CONCLUSION
On the basis of these considerations as well as others and in the exercise of their business judgment, on October 1, 2025, the Board, including the Independent Directors, voted unanimously to approve the continuation of the Agreements for an additional one-year period.

Appendix
S&P 500 Index Master Portfolio

homesteadfunds.com | 800.258.3030 | 4301 Wilson Blvd. | Arlington, VA | 22203
This report is authorized for distribution to shareholders and others who have received a copy of the prospectus.
Distributor:  Homestead Financial Services Corp.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees implemented after the Registrant last provided disclosure in response to this Item.

Item 16. Controls and Procedures.

(a)   The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of the filing date of this Form N-CSR and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)   There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3) Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)   A certification by the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as Ex99.906CERT.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HOMESTEAD FUNDS TRUST

By:	/s/ Mark D. Santero
Mark D. Santero
President, Chief Executive Officer and Trustee (Principal Executive Officer)

Date:	March 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Santero
Mark D. Santero
President, Chief Executive Officer and Trustee (Principal Executive Officer)

Date:	March 6, 2026

By:	/s/ Amy M. DiMauro
Amy M. DiMauro
Treasurer (Principal Financial and Accounting Officer)

Date:	March 6, 2026